First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.8%
	Aerospace & Defense — 0.6%
13,532	National Presto Industries, Inc.	$975,522

	Air Freight & Logistics — 0.4%
98,772	Radiant Logistics, Inc. (a)	647,944

	Automobile Components — 2.1%
138,759	Modine Manufacturing Co. (a)	3,198,395

	Banks — 18.8%
22,657	ACNB Corp.	737,485
47,361	Amalgamated Financial Corp.	837,816
37,980	Bank of Marin Bancorp	831,382
17,288	Bankwell Financial Group, Inc.	429,780
39,667	BCB Bancorp, Inc.	520,828
63,782	Carter Bankshares, Inc. (a)	892,948
28,731	Coastal Financial Corp. (a)	1,034,603
112,215	CrossFirst Bankshares, Inc. (a)	1,176,013
18,329	Esquire Financial Holdings, Inc.	716,664
33,330	Farmers & Merchants Bancorp, Inc.	810,586
12,292	Fidelity D&D Bancorp, Inc.	561,253
74,158	First Bancshares (The), Inc.	1,915,501
19,367	First Business Financial Services, Inc.	590,887
29,196	First Financial Corp.	1,094,266
14,549	First Guaranty Bancshares, Inc. (b)	227,983
56,764	First of Long Island (The) Corp.	766,314
74,552	Flushing Financial Corp.	1,110,079
39,085	FVCBankcorp, Inc. (a)	416,255
162,012	Heritage Commerce Corp.	1,349,560
37,635	HomeTrust Bancshares, Inc.	925,445
56,082	Independent Bank Corp.	996,577
30,782	John Marshall Bancorp, Inc. (b)	664,891
48,248	Metrocity Bankshares, Inc.	824,558
59,142	Midland States Bancorp, Inc.	1,266,822
104,450	Old Second Bancorp, Inc.	1,468,567
28,407	Orrstown Financial Services, Inc.	564,163
42,205	Peapack-Gladstone Financial Corp.	1,250,112
37,870	RBB Bancorp	586,985
122,279	Republic First Bancorp, Inc. (a)	166,300
46,543	Shore Bancshares, Inc.	664,634
24,983	Southern Missouri Bancorp, Inc.	934,614
50,649	TrustCo Bank Corp.	1,617,729
16,060	Unity Bancorp, Inc.	366,329
		28,317,929

	Biotechnology — 0.8%
27,721	Eagle Pharmaceuticals, Inc. (a)	786,445
305,567	Selecta Biosciences, Inc. (a)	424,738
		1,211,183

	Building Products — 1.0%
51,785	Insteel Industries, Inc.	1,440,659

	Capital Markets — 1.5%
80,033	Bridge Investment Group Holdings, Inc., Class A	906,774
112,458	GCM Grosvenor, Inc., Class A (b)	878,297

Shares	Description	Value
	Common Stocks (Continued)
	Capital Markets (Continued)
23,325	Silvercrest Asset Management Group, Inc., Class A	$424,048
		2,209,119

	Chemicals — 0.8%
68,740	FutureFuel Corp.	507,301
25,857	Intrepid Potash, Inc. (a)	713,653
		1,220,954

	Commercial Services & Supplies — 3.2%
250,953	ACCO Brands Corp.	1,335,070
68,784	Ennis, Inc.	1,450,654
63,886	Liquidity Services, Inc. (a)	841,379
27,943	VSE Corp.	1,254,641
		4,881,744

	Communications Equipment — 1.0%
28,822	Aviat Networks, Inc. (a)	993,206
30,231	Cambium Networks Corp. (a)	535,693
		1,528,899

	Construction & Engineering — 1.0%
26,428	Northwest Pipe Co. (a)	825,347
112,401	Tutor Perini Corp. (a)	693,514
		1,518,861

	Consumer Finance — 1.0%
25,030	Consumer Portfolio Services, Inc. (a) (b)	267,571
140,254	EZCORP, Inc., Class A (a)	1,206,184
		1,473,755

	Consumer Staples Distribution & Retail — 0.2%
21,779	Natural Grocers by Vitamin Cottage, Inc.	255,903

	Distributors — 0.3%
17,934	Weyco Group, Inc.	453,730

	Diversified Consumer Services — 1.3%
50,300	American Public Education, Inc. (a)	272,626
34,870	Carriage Services, Inc.	1,064,232
90,449	Universal Technical Institute, Inc. (a)	667,514
		2,004,372

	Diversified REITs — 0.6%
53,514	CTO Realty Growth, Inc.	923,652

	Electrical Equipment — 2.9%
195,857	Babcock & Wilcox Enterprises, Inc. (a)	1,186,894
7,859	Preformed Line Products Co.	1,006,266

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Electrical Equipment (Continued)
89,199	Thermon Group Holdings, Inc. (a)	$2,222,839
		4,415,999

	Electronic Equipment, Instruments & Components — 3.1%
27,526	Bel Fuse, Inc., Class B	1,034,427
65,822	Kimball Electronics, Inc. (a)	1,586,310
29,447	Richardson Electronics Ltd.	657,257
33,417	Vishay Precision Group, Inc. (a)	1,395,494
		4,673,488

	Entertainment — 1.1%
90,847	Reservoir Media, Inc. (a) (b)	592,322
60,424	Sciplay Corp., Class A (a)	1,024,791
		1,617,113

	Financial Services — 3.5%
115,917	Acacia Research Corp. (a)	447,440
48,238	A-Mark Precious Metals, Inc.	1,671,447
32,370	Cass Information Systems, Inc.	1,401,945
17,380	Ocwen Financial Corp. (a) (b)	471,345
246,467	UWM Holdings Corp. (b)	1,210,153
		5,202,330

	Food Products — 2.2%
23,849	John B Sanfilippo & Son, Inc.	2,311,445
14,114	Seneca Foods Corp., Class A (a)	737,739
91,655	Whole Earth Brands, Inc. (a)	234,637
		3,283,821

	Ground Transportation — 0.5%
22,254	Covenant Logistics Group, Inc.	788,237

	Health Care Equipment & Supplies — 0.7%
82,313	Co-Diagnostics, Inc. (a)	121,823
34,469	Sensus Healthcare, Inc. (a)	179,584
57,834	Zynex, Inc. (a) (b)	694,008
		995,415

	Hotels, Restaurants & Leisure — 5.0%
47,911	Chuy’s Holdings, Inc. (a)	1,717,609
152,373	Denny’s Corp. (a)	1,700,483
52,279	El Pollo Loco Holdings, Inc.	501,356
7,497	Nathan’s Famous, Inc.	566,773
22,608	RCI Hospitality Holdings, Inc.	1,767,267
80,694	Ruth’s Hospitality Group, Inc.	1,324,996
		7,578,484

	Household Durables — 2.7%
21,923	Bassett Furniture Industries, Inc.	390,229
78,447	Beazer Homes USA, Inc. (a)	1,245,738
56,035	Dream Finders Homes, Inc., Class A (a) (b)	742,464

Shares	Description	Value
	Common Stocks (Continued)
	Household Durables (Continued)
60,739	Ethan Allen Interiors, Inc.	$1,667,893
		4,046,324

	Insurance — 1.5%
121,152	Citizens, Inc. (a) (b)	449,474
6,403	National Western Life Group, Inc., Class A	1,553,496
47,731	Trean Insurance Group, Inc. (a)	292,114
		2,295,084

	IT Services — 1.1%
61,392	Hackett Group (The), Inc.	1,134,524
90,731	Information Services Group, Inc.	461,821
		1,596,345

	Leisure Products — 2.1%
234,517	AMMO, Inc. (a) (b)	461,999
18,899	JAKKS Pacific, Inc. (a)	326,953
14,749	Johnson Outdoors, Inc., Class A	929,334
47,328	MasterCraft Boat Holdings, Inc. (a)	1,440,191
		3,158,477

	Machinery — 1.4%
79,082	Commercial Vehicle Group, Inc. (a)	577,298
93,676	Manitowoc (The) Co., Inc. (a)	1,600,923
		2,178,221

	Marine Transportation — 0.4%
95,366	Pangaea Logistics Solutions Ltd.	559,798

	Media — 1.7%
163,644	Entravision Communications Corp., Class A	990,046
114,940	PubMatic, Inc., Class A (a)	1,588,471
		2,578,517

	Metals & Mining — 4.3%
235,345	Gold Resource Corp.	247,112
33,592	Haynes International, Inc.	1,682,624
25,482	Olympic Steel, Inc.	1,330,415
64,610	Ramaco Resources, Inc.	569,214
222,066	SunCoke Energy, Inc.	1,994,153
66,986	Tredegar Corp.	611,582
		6,435,100

	Mortgage Real Estate Investment Trusts — 2.5%
42,828	AFC Gamma, Inc.	520,788
143,331	Dynex Capital, Inc.	1,737,172
139,374	Granite Point Mortgage Trust, Inc.	691,295
60,946	Great Ajax Corp.	401,025
98,839	Sachem Capital Corp. (b)	367,681
		3,717,961

	Office REITs — 0.5%
105,746	City Office REIT, Inc.	729,647

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 7.4%
180,078	Alto Ingredients, Inc. (a)	$270,117
31,644	Centrus Energy Corp., Class A (a)	1,018,937
84,870	Dorian LPG Ltd.	1,692,308
45,982	Epsilon Energy Ltd.	245,544
81,687	Evolution Petroleum Corp.	515,445
250,747	Ring Energy, Inc. (a) (b)	476,419
84,415	SandRidge Energy, Inc. (a)	1,216,420
197,936	Sitio Royalties Corp., Class A (b)	4,473,354
279,876	VAALCO Energy, Inc.	1,267,838
		11,176,382

	Pharmaceuticals — 2.6%
201,785	Atea Pharmaceuticals, Inc. (a)	675,980
89,379	Collegium Pharmaceutical, Inc. (a)	2,144,202
54,146	Phibro Animal Health Corp., Class A	829,517
35,105	ProPhase Labs, Inc. (b)	267,500
		3,917,199

	Professional Services — 3.3%
18,533	Barrett Business Services, Inc.	1,642,765
52,880	Heidrick & Struggles International, Inc.	1,605,437
18,078	RCM Technologies, Inc. (a)	208,981
87,111	TrueBlue, Inc. (a)	1,550,576
		5,007,759

	Real Estate Management & Development — 1.5%
179,536	Douglas Elliman, Inc.	558,357
47,703	Forestar Group, Inc. (a)	742,259
38,216	RMR Group (The), Inc., Class A	1,002,788
		2,303,404

	Retail REITs — 0.9%
77,129	Urstadt Biddle Properties, Inc., Class A	1,355,157

	Semiconductors & Semiconductor Equipment — 0.3%
107,835	AXT, Inc. (a)	429,183

	Software — 0.3%
16,319	CoreCard Corp. (a)	491,691

	Specialty Retail — 6.2%
56,386	Arhaus, Inc. (a)	467,440
33,772	Build-A-Bear Workshop, Inc.	784,861
332,974	Chico’s FAS, Inc. (a)	1,831,357
146,357	Destination XL Group, Inc. (a)	806,427
35,221	Haverty Furniture Cos., Inc.	1,123,902
35,142	Lands’ End, Inc. (a)	341,580
21,320	Lazydays Holdings, Inc. (a) (b)	248,805
29,392	OneWater Marine, Inc., Class A (a)	822,094
33,218	TravelCenters of America, Inc. (a)	2,873,357
		9,299,823

Shares	Description	Value
	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 0.5%
86,016	Immersion Corp.	$768,983

	Textiles, Apparel & Luxury Goods — 1.0%
41,813	Movado Group, Inc.	1,202,960
33,644	Unifi, Inc. (a)	274,872
		1,477,832

	Trading Companies & Distributors — 3.2%
41,965	DXP Enterprises, Inc. (a)	1,129,698
103,209	Hudson Technologies, Inc. (a)	901,014
19,637	Rush Enterprises, Inc., Class B	1,176,060
53,804	Titan Machinery, Inc. (a)	1,638,332
		4,845,104

	Water Utilities — 0.8%
20,403	Artesian Resources Corp., Class A	1,129,510

	Total Common Stocks — 99.8%	150,315,009
	(Cost $165,382,415)

	Money Market Funds — 5.5%
8,249,492	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.69% (c) (d)	8,249,492
	(Cost $8,249,492)

Principal Value	Description	Value
	Repurchase Agreements — 0.9%
$1,328,004	BNP Paribas S.A., 4.74% (c), dated 03/31/23, due 04/03/23, with a maturity value of $1,328,528. Collateralized by U.S. Treasury Securities, interest rates of 1.50% to 2.13%, due 05/15/25 to 11/30/28. The value of the collateral including accrued interest is $1,358,661. (d)	1,328,004
	(Cost $1,328,004)

	Total Investments — 106.2%	159,892,505
	(Cost $174,959,911)
	Net Other Assets and Liabilities — (6.2)%	(9,257,546)
	Net Assets — 100.0%	$150,634,959

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $9,460,761 and the total value of the collateral held by the Fund is $9,577,496.
(c)	Rate shown reflects yield as of March 31, 2023.
(d)	This security serves as collateral for securities on loan.

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$150,315,009	$150,315,009	$—	$—
Money Market Funds	8,249,492	8,249,492	—	—
Repurchase Agreements	1,328,004	—	1,328,004	—
Total Investments	$159,892,505	$158,564,501	$1,328,004	$—

* See Portfolio of Investments for industry breakout.

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.7%
	Air Freight & Logistics — 3.6%
958,582	United Parcel Service, Inc., Class B	$185,955,322

	Banks — 10.2%
214,756	Associated Banc-Corp.	3,861,313
57,395	Bank of Hawaii Corp.	2,989,132
230,765	Cadence Bank	4,790,681
91,385	Cathay General Bancorp	3,154,610
2,912,414	Citigroup, Inc.	136,563,092
811,660	Citizens Financial Group, Inc.	24,650,114
128,857	Columbia Banking System, Inc.	2,760,117
463,516	F.N.B. Corp.	5,376,786
139,589	First Financial Bancorp	3,038,853
194,682	First Hawaiian, Inc.	4,016,290
184,088	First Interstate BancSystem, Inc., Class A	5,496,868
229,613	Fulton Financial Corp.	3,173,252
2,314,054	Huntington Bancshares, Inc.	25,917,405
1,651,001	KeyCorp	20,670,532
2,064,619	New York Community Bancorp, Inc.	18,664,156
365,798	Old National Bancorp	5,274,807
622,881	PNC Financial Services Group (The), Inc.	79,168,175
2,355,289	Truist Financial Corp.	80,315,355
2,131,850	U.S. Bancorp	76,853,192
186,742	United Bankshares, Inc.	6,573,318
636,094	Valley National Bancorp	5,877,509
89,235	WesBanco, Inc.	2,739,514
		521,925,071

	Biotechnology — 10.9%
2,614,289	AbbVie, Inc.	416,639,238
1,705,899	Gilead Sciences, Inc.	141,538,440
		558,177,678

	Capital Markets — 3.7%
170,805	Ares Management Corp., Class A	14,251,969
174,359	Artisan Partners Asset Management, Inc., Class A	5,576,001
1,042,791	Blackstone, Inc.	91,598,761
305,850	Carlyle Group (The), Inc.	9,499,701
444,772	Franklin Resources, Inc.	11,982,158
228,365	Jefferies Financial Group, Inc.	7,248,305
137,359	Moelis & Co., Class A	5,280,080
355,700	T. Rowe Price Group, Inc.	40,158,530
183,189	Virtu Financial, Inc., Class A	3,462,272
		189,057,777

	Chemicals — 0.9%
481,377	LyondellBasell Industries N.V., Class A	45,196,487

	Communications Equipment — 4.9%
4,747,361	Cisco Systems, Inc.	248,168,296

Shares	Description	Value
	Common Stocks (Continued)
	Consumer Finance — 0.0%
142,961	Navient Corp.	$2,285,946

	Consumer Staples Distribution & Retail — 1.0%
1,493,128	Walgreens Boots Alliance, Inc.	51,632,366

	Containers & Packaging — 0.6%
667,573	International Paper Co.	24,072,682
122,465	Sonoco Products Co.	7,470,365
		31,543,047

	Diversified Telecommunication Services — 8.3%
10,910,767	Verizon Communications, Inc.	424,319,729

	Electric Utilities — 7.6%
94,019	ALLETE, Inc.	6,052,003
116,364	Avangrid, Inc.	4,640,596
1,221,526	Duke Energy Corp.	117,840,613
616,239	Edison International	43,500,311
313,551	Entergy Corp.	33,781,985
797,114	FirstEnergy Corp.	31,932,387
347,197	OGE Energy Corp.	13,075,439
189,770	Pinnacle West Capital Corp.	15,037,375
128,376	Portland General Electric Co.	6,276,302
1,708,927	Southern (The) Co.	118,907,141
		391,044,152

	Financial Services — 0.3%
232,466	Radian Group, Inc.	5,137,499
1,150,155	Western Union (The) Co.	12,824,228
		17,961,727

	Food Products — 0.9%
658,279	Conagra Brands, Inc.	24,724,959
348,666	Kellogg Co.	23,346,676
		48,071,635

	Gas Utilities — 0.1%
82,651	Spire, Inc.	5,797,141

	Health Care Providers & Services — 0.4%
267,258	Cardinal Health, Inc.	20,177,979

	Hotels, Restaurants & Leisure — 0.5%
38,769	Cracker Barrel Old Country Store, Inc.	4,404,158
151,844	Darden Restaurants, Inc.	23,560,115
		27,964,273

	Household Durables — 0.8%
262,388	Leggett & Platt, Inc.	8,364,930
116,345	M.D.C. Holdings, Inc.	4,522,330
961,724	Newell Brands, Inc.	11,963,847
104,218	Whirlpool Corp.	13,758,860
		38,609,967

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Household Products — 1.3%
85,045	Energizer Holdings, Inc.	$2,951,062
472,524	Kimberly-Clark Corp.	63,422,171
		66,373,233

	Industrial Conglomerates — 2.4%
1,156,124	3M Co.	121,520,194

	Insurance — 2.3%
40,769	CNA Financial Corp.	1,591,214
492,954	Fidelity National Financial, Inc.	17,218,883
148,603	First American Financial Corp.	8,271,243
385,500	Old Republic International Corp.	9,625,935
261,463	Principal Financial Group, Inc.	19,431,930
725,594	Prudential Financial, Inc.	60,035,648
		116,174,853

	IT Services — 4.5%
1,740,829	International Business Machines Corp.	228,205,274

	Machinery — 0.1%
120,295	Trinity Industries, Inc.	2,930,386

	Media — 0.8%
514,940	Interpublic Group of (The) Cos., Inc.	19,176,366
236,831	Omnicom Group, Inc.	22,342,636
		41,519,002

	Multi-Utilities — 0.2%
122,697	Avista Corp.	5,208,488
94,991	NorthWestern Corp.	5,496,179
		10,704,667

	Oil, Gas & Consumable Fuels — 20.7%
2,419,573	Devon Energy Corp.	122,454,590
4,683,851	Exxon Mobil Corp.	513,631,101
4,735,515	Kinder Morgan, Inc.	82,918,868
950,673	ONEOK, Inc.	60,405,762
746,693	Phillips 66	75,699,736
992,187	Pioneer Natural Resources Co.	202,644,273
		1,057,754,330

	Specialty Retail — 0.7%
333,281	American Eagle Outfitters, Inc.	4,479,297
324,671	Best Buy Co., Inc.	25,411,999
106,953	Foot Locker, Inc.	4,244,964
		34,136,260

	Technology Hardware, Storage & Peripherals — 0.5%
315,622	Seagate Technology Holdings PLC	20,868,927
255,195	Xerox Holdings Corp.	3,930,003
		24,798,930

Shares	Description	Value
	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods — 0.7%
58,385	Carter’s, Inc.	$4,199,049
1,424,637	Hanesbrands, Inc.	7,493,591
1,047,862	VF Corp.	24,006,518
		35,699,158

	Tobacco — 10.3%
5,378,796	Altria Group, Inc.	240,001,878
2,949,186	Philip Morris International, Inc.	286,808,338
		526,810,216

	Trading Companies & Distributors — 0.5%
65,325	MSC Industrial Direct Co., Inc., Class A	5,487,300
91,349	Triton International Ltd.	5,775,084
39,701	Watsco, Inc.	12,631,270
		23,893,654

	Total Investments — 99.7%	5,098,408,750
	(Cost $5,024,057,289)
	Net Other Assets and Liabilities — 0.3%	13,755,745
	Net Assets — 100.0%	$5,112,164,495

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$5,098,408,750	$5,098,408,750	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 0.5%
185,506	Leonardo DRS, Inc. (a)	$2,406,013
42,660	Parsons Corp. (a)	1,908,608
		4,314,621

	Automobile Components — 3.2%
95,388	BorgWarner, Inc.	4,684,505
490,063	Mobileye Global, Inc., Class A (a) (b)	21,205,026
		25,889,531

	Automobiles — 0.7%
377,707	Rivian Automotive, Inc., Class A (a)	5,846,904

	Biotechnology — 10.4%
46,764	Apellis Pharmaceuticals, Inc. (a)	3,084,553
17,866	Arcellx, Inc. (a)	550,451
14,061	Karuna Therapeutics, Inc. (a)	2,554,040
100,281	Legend Biotech Corp., ADR (a)	4,835,550
19,364	Prometheus Biosciences, Inc. (a)	2,078,145
77,947	Regeneron Pharmaceuticals, Inc. (a)	64,046,712
43,224	REVOLUTION Medicines, Inc. (a)	936,232
18,864	United Therapeutics Corp. (a)	4,224,781
32,607	Vaxcyte, Inc. (a)	1,222,110
		83,532,574

	Building Products — 3.4%
595,297	Carrier Global Corp.	27,234,838

	Capital Markets — 1.6%
30,086	AssetMark Financial Holdings, Inc. (a)	946,205
157,438	TPG, Inc.	4,617,656
95,538	Tradeweb Markets, Inc., Class A	7,549,413
		13,113,274

	Chemicals — 4.2%
290,325	Corteva, Inc.	17,509,501
288,444	Dow, Inc.	15,812,500
		33,322,001

	Commercial Services & Supplies — 0.3%
68,217	Driven Brands Holdings, Inc. (a)	2,067,657

	Construction & Engineering — 1.4%
31,874	MasTec, Inc. (a)	3,010,181
167,680	WillScot Mobile Mini Holdings Corp. (a)	7,860,838
		10,871,019

	Consumer Finance — 0.1%
30,899	NerdWallet, Inc., Class A (a)	499,946

Shares	Description	Value
	Common Stocks (Continued)
	Consumer Staples Distribution & Retail — 0.9%
95,848	BJ’s Wholesale Club Holdings, Inc. (a)	$7,291,157

	Diversified Consumer Services — 0.3%
16,555	Duolingo, Inc. (a)	2,360,577

	Electric Utilities — 2.0%
133,086	Constellation Energy Corp.	10,447,251
93,492	Evergy, Inc.	5,714,231
		16,161,482

	Electrical Equipment — 0.9%
61,311	Array Technologies, Inc. (a)	1,341,485
16,096	Atkore, Inc. (a)	2,261,166
61,685	NEXTracker, Inc., Class A (a)	2,236,698
69,078	Shoals Technologies Group, Inc., Class A (a)	1,574,287
		7,413,636

	Electronic Equipment, Instruments & Components — 0.2%
63,249	Vontier Corp.	1,729,228

	Energy Equipment & Services — 1.9%
518,544	Baker Hughes Co.	14,965,180

	Entertainment — 4.6%
94,878	Liberty Media Corp.-Liberty Formula One, Class C (a)	7,099,721
308,175	ROBLOX Corp., Class A (a)	13,861,711
51,101	Sciplay Corp., Class A (a)	866,673
990,026	Warner Bros Discovery, Inc. (a)	14,949,393
		36,777,498

	Financial Services — 5.6%
429,229	Block, Inc. (a)	29,466,571
263,826	Corebridge Financial, Inc.	4,226,493
50,284	Jackson Financial, Inc., Class A	1,881,124
75,995	Shift4 Payments, Inc., Class A (a)	5,760,421
214,637	Toast, Inc., Class A (a)	3,809,807
		45,144,416

	Food Products — 0.2%
54,380	Hostess Brands, Inc. (a)	1,352,974

	Ground Transportation — 5.7%
1,433,009	Uber Technologies, Inc. (a)	45,426,385

	Health Care Equipment & Supplies — 6.0%
20,355	Axonics, Inc. (a)	1,110,569
213,892	Bausch + Lomb Corp. (a) (b)	3,723,860
66,503	Envista Holdings Corp. (a)	2,718,643
416,105	GE HealthCare Technologies, Inc. (a)	34,133,093

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
14,869	Shockwave Medical, Inc. (a)	$3,224,045
39,351	TransMedics Group, Inc. (a)	2,980,051
		47,890,261

	Health Care Providers & Services — 1.2%
336,620	agilon health, Inc. (a)	7,994,725
34,483	HealthEquity, Inc. (a)	2,024,497
		10,019,222

	Health Care Technology — 0.2%
64,966	Certara, Inc. (a)	1,566,330

	Hotels, Restaurants & Leisure — 9.6%
456,680	Airbnb, Inc., Class A (a)	56,810,992
67,483	Bowlero Corp. (a)	1,143,837
159,736	DoorDash, Inc., Class A (a)	10,152,820
344,119	DraftKings, Inc., Class A (a)	6,662,144
68,485	Krispy Kreme, Inc.	1,064,942
79,360	Life Time Group Holdings, Inc. (a)	1,266,585
		77,101,320

	Insurance — 0.5%
105,786	Ryan Specialty Holdings, Inc. (a)	4,256,829

	Interactive Media & Services — 1.4%
417,925	Pinterest, Inc., Class A (a)	11,396,815

	IT Services — 4.6%
134,579	Cloudflare, Inc., Class A (a)	8,298,141
92,688	Kyndryl Holdings, Inc. (a)	1,368,075
163,780	Snowflake, Inc., Class A (a)	25,269,616
55,054	Squarespace, Inc., Class A (a)	1,749,066
		36,684,898

	Machinery — 5.4%
57,598	Cummins, Inc.	13,759,010
24,524	Esab Corp.	1,448,633
253,535	Otis Worldwide Corp.	21,398,354
282,908	Symbotic, Inc. (a) (b)	6,461,619
		43,067,616

	Multi-Utilities — 1.8%
96,119	Sempra Energy	14,529,348

	Oil, Gas & Consumable Fuels — 0.4%
46,105	HighPeak Energy, Inc.	1,060,415
87,143	Magnolia Oil & Gas Corp., Class A	1,906,689
		2,967,104

	Personal Care Products — 0.2%
54,767	BellRing Brands, Inc. (a)	1,862,078

	Pharmaceuticals — 0.3%
26,993	Amylyx Pharmaceuticals, Inc. (a)	791,975

Shares	Description	Value
	Common Stocks (Continued)
	Pharmaceuticals (Continued)
24,289	Harmony Biosciences Holdings, Inc. (a)	$793,036
23,075	Ventyx Biosciences, Inc. (a)	773,012
		2,358,023

	Professional Services — 0.1%
60,696	Verra Mobility Corp. (a)	1,026,976

	Retail REITs — 0.5%
120,856	Phillips Edison & Co., Inc.	3,942,323

	Semiconductors & Semiconductor Equipment — 8.6%
180,116	Allegro MicroSystems, Inc. (a)	8,643,767
388,622	GLOBALFOUNDRIES, Inc. (a) (b)	28,050,736
395,975	ON Semiconductor Corp. (a)	32,596,662
		69,291,165

	Software — 9.0%
86,687	Asana, Inc., Class A (a)	1,831,696
130,580	Bentley Systems, Inc., Class B	5,613,634
45,716	C3.ai, Inc., Class A (a) (b)	1,534,686
62,476	Clear Secure, Inc., Class A	1,634,997
144,140	Crowdstrike Holdings, Inc., Class A (a)	19,784,657
130,329	Datadog, Inc., Class A (a)	9,469,705
106,732	Gitlab, Inc., Class A (a)	3,659,840
58,225	Instructure Holdings, Inc. (a)	1,508,028
25,974	Intapp, Inc. (a)	1,164,674
57,141	Procore Technologies, Inc. (a)	3,578,741
581,340	Samsara, Inc., Class A (a)	11,464,025
61,532	Vertex, Inc., Class A (a)	1,273,097
84,505	Zeta Global Holdings Corp., Class A (a)	915,189
119,713	Zoom Video Communications, Inc., Class A (a)	8,839,608
		72,272,577

	Specialty Retail — 1.7%
115,410	Academy Sports & Outdoors, Inc.	7,530,502
172,478	Chewy, Inc., Class A (a)	6,447,228
		13,977,730

	Textiles, Apparel & Luxury Goods — 0.1%
22,620	Kontoor Brands, Inc.	1,094,582

	Trading Companies & Distributors — 0.3%
100,181	Core & Main, Inc., Class A (a)	2,314,181
	Total Common Stocks — 100.0%	802,934,276
	(Cost $764,844,277)

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 3.0%
$12,363,606	Daiwa Capital Markets America, Inc., 4.80% (c), dated 03/31/23, due 04/03/23, with a maturity value of $12,368,551. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.13%, due 04/15/23 to 02/15/53. The value of the collateral including accrued interest is $12,610,882. (d)	$12,363,606
11,875,190	JPMorgan Chase & Co., 4.80% (c), dated 03/31/23, due 04/03/23, with a maturity value of $11,879,940. Collateralized by U.S. Treasury Securities, interest rates of 0.50% to 3.25%, due 11/15/25 to 08/31/27. The value of the collateral including accrued interest is $12,112,694. (d)	11,875,190
	Total Repurchase Agreements — 3.0%	24,238,796
	(Cost $24,238,796)

	Total Investments — 103.0%	827,173,072
	(Cost $789,083,073)
	Net Other Assets and Liabilities — (3.0)%	(24,237,369)
	Net Assets — 100.0%	$802,935,703

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $24,629,148 and the total value of the collateral held by the Fund is $24,238,796. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On March 31, 2023, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from March 30 to March 31, the value of the related securities loaned was above the collateral value received.
(c)	Rate shown reflects yield as of March 31, 2023.
(d)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$802,934,276	$802,934,276	$—	$—
Repurchase Agreements	24,238,796	—	24,238,796	—
Total Investments	$827,173,072	$802,934,276	$24,238,796	$—

* See Portfolio of Investments for industry breakout.

First Trust NYSE® Arca® Biotechnology Index Fund (FBT)

Portfolio of Investments
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Biotechnology — 80.4%
2,645,218	ACADIA Pharmaceuticals, Inc. (a)	$49,783,003
1,817,647	Agios Pharmaceuticals, Inc. (a)	41,751,352
1,846,500	Alkermes PLC (a)	52,052,835
222,883	Alnylam Pharmaceuticals, Inc. (a)	44,647,923
194,443	Amgen, Inc.	47,006,595
179,112	Biogen, Inc. (a)	49,798,509
462,167	BioMarin Pharmaceutical, Inc. (a)	44,941,119
358,463	BioNTech SE, ADR	44,653,736
750,183	Exact Sciences Corp. (a)	50,869,909
3,059,472	Exelixis, Inc. (a)	59,384,351
2,561,810	FibroGen, Inc. (a)	47,803,375
1,267,268	Genmab A/S, ADR (a) (b)	47,852,040
616,612	Gilead Sciences, Inc.	51,160,298
5,563,583	Grifols S.A., ADR (a)	41,003,607
615,204	Incyte Corp. (a)	44,460,793
1,255,765	Ionis Pharmaceuticals, Inc. (a)	44,881,041
263,867	Moderna, Inc. (a)	40,524,694
459,635	Neurocrine Biosciences, Inc. (a)	46,524,255
70,893	Regeneron Pharmaceuticals, Inc. (a)	58,250,651
393,065	Sarepta Therapeutics, Inc. (a)	54,176,149
389,269	Seagen, Inc. (a)	78,815,294
1,207,192	Ultragenyx Pharmaceutical, Inc. (a)	48,408,399
195,587	United Therapeutics Corp. (a)	43,803,664
165,199	Vertex Pharmaceuticals, Inc. (a)	52,049,249
		1,184,602,841

	Life Sciences Tools & Services — 19.6%
628,345	Bio-Techne Corp.	46,616,916
210,490	Charles River Laboratories International, Inc. (a)	42,481,092
250,428	Illumina, Inc. (a)	58,237,031
228,903	IQVIA Holdings, Inc. (a)	45,526,518
32,778	Mettler-Toledo International, Inc. (a)	50,157,223
1,015,172	QIAGEN N.V. (a)	46,626,850
		289,645,630

	Total Common Stocks — 100.0%	1,474,248,471
	(Cost $1,344,340,537)

	Money Market Funds — 0.0%
267,563	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.69% (c) (d)	267,563
	(Cost $267,563)

Principal Value	Description	Value
	Repurchase Agreements — 0.0%
$43,072	BNP Paribas S.A., 4.74% (c), dated 03/31/23, due 04/03/23, with a maturity value of $43,089. Collateralized by U.S. Treasury Securities, interest rates of 1.50% to 2.13%, due 05/15/25 to 11/30/28. The value of the collateral including accrued interest is $44,067. (d)	$43,072
	(Cost $43,072)

	Total Investments — 100.0%	1,474,559,106
	(Cost $1,344,651,172)
	Net Other Assets and Liabilities — (0.0)%	(300,431)
	Net Assets — 100.0%	$1,474,258,675

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $305,856 and the total value of the collateral held by the Fund is $310,635.
(c)	Rate shown reflects yield as of March 31, 2023.
(d)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt

First Trust NYSE® Arca® Biotechnology Index Fund (FBT)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,474,248,471	$1,474,248,471	$—	$—
Money Market Funds	267,563	267,563	—	—
Repurchase Agreements	43,072	—	43,072	—
Total Investments	$1,474,559,106	$1,474,516,034	$43,072	$—

* See Portfolio of Investments for industry breakout.

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Broadline Retail — 13.2%
3,698,180	Amazon.com, Inc. (a)	$381,985,012
1,935,167	eBay, Inc.	85,863,360
603,711	Etsy, Inc. (a)	67,211,146
		535,059,518

	Communications Equipment — 11.7%
690,694	Arista Networks, Inc. (a)	115,939,895
1,014,590	Ciena Corp. (a)	53,286,267
4,177,819	Cisco Systems, Inc.	218,395,488
3,762,193	CommScope Holding Co., Inc. (a)	23,965,169
1,877,514	Juniper Networks, Inc.	64,624,032
		476,210,851

	Entertainment — 4.8%
561,136	Netflix, Inc. (a)	193,861,265

	Financial Services — 3.6%
1,906,288	PayPal Holdings, Inc. (a)	144,763,511

	Health Care Technology — 3.2%
1,567,217	Teladoc Health, Inc. (a)	40,590,920
499,035	Veeva Systems, Inc., Class A (a)	91,717,643
		132,308,563

	Hotels, Restaurants & Leisure — 6.3%
935,873	Airbnb, Inc., Class A (a)	116,422,601
1,213,045	DoorDash, Inc., Class A (a)	77,101,140
669,000	Expedia Group, Inc. (a)	64,913,070
		258,436,811

	Interactive Media & Services — 23.9%
2,166,548	Alphabet, Inc., Class A (a)	224,736,024
1,888,695	Alphabet, Inc., Class C (a)	196,424,280
1,576,883	Match Group, Inc. (a)	60,536,538
1,443,923	Meta Platforms, Inc., Class A (a)	306,025,041
2,743,160	Pinterest, Inc., Class A (a)	74,805,973
5,483,099	Snap, Inc., Class A (a)	61,465,540
1,987,219	ZoomInfo Technologies, Inc. (a)	49,104,182
		973,097,578

	IT Services — 10.4%
841,986	Akamai Technologies, Inc. (a)	65,927,504
1,247,841	Cloudflare, Inc., Class A (a)	76,941,876
1,881,686	Fastly, Inc., Class A (a)	33,418,743
826,297	GoDaddy, Inc., Class A (a)	64,219,803
767,008	Okta, Inc. (a)	66,146,770
753,051	Snowflake, Inc., Class A (a)	116,188,239
		422,842,935

	Real Estate Management & Development — 2.1%
13,714,487	Opendoor Technologies, Inc. (a)	24,137,497
355,815	Zillow Group, Inc., Class A (a)	15,549,115

Shares	Description	Value
	Common Stocks (Continued)
	Real Estate Management & Development (Continued)
996,048	Zillow Group, Inc., Class C (a)	$44,294,255
		83,980,867

	Software — 20.8%
504,670	Atlassian Corp., Class A (a)	86,384,364
1,430,447	Box, Inc., Class A (a)	38,321,675
1,542,336	Confluent, Inc., Class A (a)	37,124,028
1,051,437	Datadog, Inc., Class A (a)	76,397,413
1,006,620	DocuSign, Inc. (a)	58,685,946
2,223,679	Dropbox, Inc., Class A (a)	48,075,940
1,794,563	Nutanix, Inc., Class A (a)	46,640,692
1,073,971	Salesforce, Inc. (a)	214,557,926
1,034,228	Smartsheet, Inc., Class A (a)	49,436,098
560,905	Workday, Inc., Class A (a)	115,849,319
1,012,285	Zoom Video Communications, Inc., Class A (a)	74,747,124
		846,220,525

	Total Common Stocks — 100.0%	4,066,782,424
	(Cost $5,368,735,287)

	Money Market Funds — 0.1%
2,516,714	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 4.65% (b)	2,516,714
	(Cost $2,516,714)

	Total Investments — 100.1%	4,069,299,138
	(Cost $5,371,252,001)
	Net Other Assets and Liabilities — (0.1)%	(2,950,561)
	Net Assets — 100.0%	$4,066,348,577

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2023.

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$4,066,782,424	$4,066,782,424	$—	$—
Money Market Funds	2,516,714	2,516,714	—	—
Total Investments	$4,069,299,138	$4,069,299,138	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 4.2%
755,860	General Dynamics Corp.	$172,494,811
396,941	Lockheed Martin Corp.	187,645,919
		360,140,730

	Air Freight & Logistics — 2.2%
987,792	United Parcel Service, Inc., Class B	191,621,770

	Beverages — 8.5%
2,655,935	Brown-Forman Corp., Class B	170,696,943
2,928,689	Coca-Cola (The) Co.	181,666,579
3,519,111	Monster Beverage Corp. (a)	190,067,185
1,035,768	PepsiCo, Inc.	188,820,506
		731,251,213

	Biotechnology — 7.9%
1,176,249	AbbVie, Inc.	187,458,803
668,419	Amgen, Inc.	161,590,293
2,119,694	Gilead Sciences, Inc.	175,871,011
2,114,854	Incyte Corp. (a)	152,840,499
		677,760,606

	Building Products — 2.2%
1,035,768	Trane Technologies PLC	190,560,597

	Capital Markets — 1.8%
2,835,249	Nasdaq, Inc.	155,003,063

	Chemicals — 1.9%
578,041	Air Products and Chemicals, Inc.	166,019,156

	Communications Equipment — 2.3%
3,761,342	Cisco Systems, Inc.	196,624,153

	Consumer Staples Distribution & Retail — 2.1%
366,492	Costco Wholesale Corp.	182,098,880

	Electrical Equipment — 2.1%
2,014,376	Emerson Electric Co.	175,532,725

	Electronic Equipment, Instruments & Components — 4.2%
2,253,821	Amphenol Corp., Class A	184,182,252
4,909,472	Corning, Inc.	173,206,172
		357,388,424

	Financial Services — 2.1%
784,434	Visa, Inc., Class A	176,858,490

	Food Products — 1.9%
2,076,170	Archer-Daniels-Midland Co.	165,387,702

	Ground Transportation — 5.6%
5,496,892	CSX Corp.	164,576,946
693,665	Norfolk Southern Corp.	147,056,980
843,268	Union Pacific Corp.	169,716,118
		481,350,044

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Equipment & Supplies — 3.9%
1,559,610	Abbott Laboratories	$157,926,109
2,208,835	Hologic, Inc. (a)	178,252,984
		336,179,093

	Health Care Providers & Services — 9.8%
1,084,736	AmerisourceBergen Corp.	173,677,081
366,963	Elevance Health, Inc.	168,733,257
353,817	Humana, Inc.	171,764,001
591,550	Molina Healthcare, Inc. (a)	158,233,709
361,515	UnitedHealth Group, Inc.	170,848,374
		843,256,422

	Household Durables — 2.2%
1,816,787	Garmin Ltd.	183,350,144

	Household Products — 4.2%
2,332,390	Colgate-Palmolive Co.	175,279,108
1,230,711	Procter & Gamble (The) Co.	182,994,419
		358,273,527

	Industrial Conglomerates — 3.7%
1,458,394	3M Co.	153,291,794
870,934	Honeywell International, Inc.	166,452,906
		319,744,700

	Insurance — 5.4%
2,476,500	Aflac, Inc.	159,783,780
2,000,404	Principal Financial Group, Inc.	148,670,025
2,516,523	W.R. Berkley Corp.	156,678,722
		465,132,527

	Machinery — 4.2%
747,000	Cummins, Inc.	178,443,360
428,530	Deere & Co.	176,931,466
		355,374,826

	Oil, Gas & Consumable Fuels — 1.9%
972,671	Chevron Corp.	158,701,000

	Pharmaceuticals — 9.7%
2,372,965	Bristol-Myers Squibb Co.	164,470,204
508,437	Eli Lilly & Co.	174,607,434
1,042,766	Johnson & Johnson	161,628,730
1,600,471	Merck & Co., Inc.	170,274,110
3,900,586	Pfizer, Inc.	159,143,909
		830,124,387

	Professional Services — 3.9%
741,899	Automatic Data Processing, Inc.	165,168,974
1,492,037	Paychex, Inc.	170,972,520
		336,141,494

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Specialty Retail — 2.0%
2,212,164	TJX (The) Cos., Inc.	$173,345,171

	Total Investments — 99.9%	8,567,220,844
	(Cost $8,360,585,937)
	Net Other Assets and Liabilities — 0.1%	11,317,989
	Net Assets — 100.0%	$8,578,538,833

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$8,567,220,844	$8,567,220,844	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.8%
	Aerospace & Defense — 2.3%
314,609	General Dynamics Corp.	$71,796,920
363,913	L3Harris Technologies, Inc.	71,414,287
149,556	Lockheed Martin Corp.	70,699,608
730,535	Raytheon Technologies Corp.	71,541,292
		285,452,107

	Air Freight & Logistics — 1.2%
733,951	C.H. Robinson Worldwide, Inc.	72,932,711
377,944	United Parcel Service, Inc., Class B	73,317,356
		146,250,067

	Automobile Components — 0.6%
2,626,958	Gentex Corp.	73,633,633

	Automobiles — 0.6%
516,910	Toyota Motor Corp., ADR	73,240,978

	Banks — 3.0%
825,326	Bank of Montreal	73,544,800
1,718,365	Canadian Imperial Bank of Commerce	72,893,043
550,988	JPMorgan Chase & Co.	71,799,246
756,775	Royal Bank of Canada	72,332,555
1,222,104	Toronto-Dominion (The) Bank	73,204,030
		363,773,674

	Beverages — 2.3%
1,153,977	Coca-Cola (The) Co.	71,581,194
396,261	Diageo PLC, ADR	71,794,568
2,016,997	Keurig Dr Pepper, Inc.	71,159,654
394,427	PepsiCo, Inc.	71,904,042
		286,439,458

	Biotechnology — 1.8%
449,382	AbbVie, Inc.	71,618,010
299,023	Amgen, Inc.	72,288,810
889,623	Gilead Sciences, Inc.	73,812,020
		217,718,840

	Building Products — 1.2%
1,047,288	A.O. Smith Corp.	72,419,965
1,208,959	Johnson Controls International PLC	72,803,511
		145,223,476

	Capital Markets — 2.4%
382,643	CME Group, Inc.	73,283,787
222,261	Goldman Sachs Group (The), Inc.	72,703,796
722,046	Intercontinental Exchange, Inc.	75,302,177
652,141	T. Rowe Price Group, Inc.	73,626,719
		294,916,479

Shares	Description	Value
	Common Stocks (Continued)
	Chemicals — 3.0%
262,026	Air Products and Chemicals, Inc.	$75,256,487
789,966	International Flavors & Fragrances, Inc.	72,645,273
198,316	NewMarket Corp.	72,381,374
561,875	PPG Industries, Inc.	75,055,263
954,134	Sensient Technologies Corp.	73,048,499
		368,386,896

	Commercial Services & Supplies — 0.6%
460,978	Waste Management, Inc.	75,217,780

	Communications Equipment — 1.2%
1,400,803	Cisco Systems, Inc.	73,226,977
2,158,432	Juniper Networks, Inc.	74,293,229
		147,520,206

	Consumer Staples Distribution & Retail — 0.6%
1,455,823	Kroger (The) Co.	71,873,982

	Containers & Packaging — 1.8%
411,489	Avery Dennison Corp.	73,627,727
535,319	Packaging Corp. of America	74,318,337
1,201,366	Sonoco Products Co.	73,283,326
		221,229,390

	Diversified Telecommunication Services — 1.7%
1,593,440	BCE, Inc.	71,370,178
3,554,040	TELUS Corp.	70,583,234
1,860,616	Verizon Communications, Inc.	72,359,356
		214,312,768

	Electric Utilities — 11.8%
1,117,899	ALLETE, Inc.	71,959,159
1,379,511	Alliant Energy Corp.	73,665,887
799,510	American Electric Power Co., Inc.	72,747,415
1,824,652	Avangrid, Inc.	72,767,122
747,667	Duke Energy Corp.	72,127,435
677,413	Entergy Corp.	72,984,477
1,197,506	Evergy, Inc.	73,191,567
933,250	Eversource Energy	73,036,145
1,747,199	Exelon Corp.	73,190,166
1,704,296	Fortis, Inc.	72,483,709
1,886,399	Hawaiian Electric Industries, Inc.	72,437,721
670,484	IDACORP, Inc.	72,633,532
938,443	NextEra Energy, Inc.	72,335,186
1,977,002	OGE Energy Corp.	74,453,895
990,440	Otter Tail Corp.	71,579,099
916,103	Pinnacle West Capital Corp.	72,592,002
1,455,524	PNM Resources, Inc.	70,854,908
1,498,025	Portland General Electric Co.	73,238,442
1,037,465	Southern (The) Co.	72,186,815

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Electric Utilities (Continued)
1,084,338	Xcel Energy, Inc.	$73,127,755
		1,453,592,437

	Electrical Equipment — 1.8%
2,202,754	ABB Ltd., ADR	75,554,462
855,650	Emerson Electric Co.	74,561,341
303,101	Hubbell, Inc.	73,747,505
		223,863,308

	Electronic Equipment, Instruments & Components — 1.2%
1,636,534	Avnet, Inc.	73,971,337
565,556	TE Connectivity Ltd.	74,172,669
		148,144,006

	Food Products — 8.3%
910,567	Archer-Daniels-Midland Co.	72,535,767
1,280,919	Cal-Maine Foods, Inc.	77,995,158
1,294,504	Campbell Soup Co.	71,171,830
1,903,644	Conagra Brands, Inc.	71,500,868
2,578,170	Flowers Foods, Inc.	70,667,640
834,076	General Mills, Inc.	71,280,135
282,170	Hershey (The) Co.	71,786,870
1,816,697	Hormel Foods Corp.	72,449,876
705,774	Ingredion, Inc.	71,798,389
483,982	J & J Snack Foods Corp.	71,735,812
452,983	J.M. Smucker (The) Co.	71,285,935
1,075,447	Kellogg Co.	72,011,931
955,940	McCormick & Co., Inc.	79,543,767
1,023,662	Mondelez International, Inc., Class A	71,369,715
		1,017,133,693

	Gas Utilities — 3.5%
642,146	Atmos Energy Corp.	72,151,524
563,039	Chesapeake Utilities Corp.	72,063,362
1,357,035	New Jersey Resources Corp.	72,194,262
908,930	ONE Gas, Inc.	72,014,524
1,021,891	Spire, Inc.	71,675,435
2,109,552	UGI Corp.	73,328,027
		433,427,134

	Ground Transportation — 1.8%
617,771	Canadian National Railway Co.	72,878,445
348,871	Norfolk Southern Corp.	73,960,652
366,382	Union Pacific Corp.	73,738,041
		220,577,138

	Health Care Equipment & Supplies — 1.8%
719,038	Abbott Laboratories	72,809,788
1,766,821	Baxter International, Inc.	71,662,260
888,954	Medtronic PLC	71,667,471
		216,139,519

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Providers & Services — 1.7%
962,301	CVS Health Corp.	$71,508,587
2,211,701	Premier, Inc., Class A	71,592,762
507,758	Quest Diagnostics, Inc.	71,837,602
		214,938,951

	Hotels, Restaurants & Leisure — 1.8%
258,535	McDonald’s Corp.	72,288,971
717,582	Starbucks Corp.	74,721,814
551,848	Yum! Brands, Inc.	72,888,084
		219,898,869

	Household Durables — 0.6%
734,408	Garmin Ltd.	74,116,455

	Household Products — 3.5%
448,764	Clorox (The) Co.	71,012,415
954,776	Colgate-Palmolive Co.	71,751,416
543,249	Kimberly-Clark Corp.	72,914,881
485,075	Procter & Gamble (The) Co.	72,125,802
2,580,986	Reynolds Consumer Products, Inc.	70,977,115
409,797	WD-40 Co.	72,964,356
		431,745,985

	Industrial Conglomerates — 1.2%
697,574	3M Co.	73,322,003
376,595	Honeywell International, Inc.	71,974,837
		145,296,840

	Insurance — 5.4%
1,121,792	Aflac, Inc.	72,378,020
661,713	Allstate (The) Corp.	73,324,418
619,071	Assurant, Inc.	74,331,855
374,747	Chubb Ltd.	72,768,372
312,043	Erie Indemnity Co., Class A	72,287,881
202,432	Everest Re Group Ltd.	72,474,705
571,083	Hanover Insurance Group (The), Inc.	73,384,165
1,557,678	Sun Life Financial, Inc.	72,743,563
425,584	Travelers (The) Cos., Inc.	72,949,353
		656,642,332

	IT Services — 2.4%
258,421	Accenture PLC, Class A	73,859,306
743,032	Amdocs Ltd.	71,353,363
1,199,742	Cognizant Technology Solutions Corp., Class A	73,100,280
4,159,608	Infosys Ltd., ADR	72,543,564
		290,856,513

	Machinery — 2.4%
324,758	Caterpillar, Inc.	74,317,621
311,961	Cummins, Inc.	74,521,244

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Machinery (Continued)
304,303	Illinois Tool Works, Inc.	$74,082,565
298,658	Snap-on, Inc.	73,735,673
		296,657,103

	Media — 0.6%
1,944,960	Comcast Corp., Class A	73,733,434

	Multi-Utilities — 6.5%
842,919	Ameren Corp.	72,819,772
1,702,659	Avista Corp.	72,277,875
1,154,352	Black Hills Corp.	72,839,611
1,179,157	CMS Energy Corp.	72,376,657
748,612	Consolidated Edison, Inc.	71,619,710
1,307,899	Dominion Energy, Inc.	73,124,633
669,848	DTE Energy Co.	73,375,150
1,268,073	NorthWestern Corp.	73,370,704
1,195,482	Public Service Enterprise Group, Inc.	74,657,851
490,557	Sempra Energy	74,152,596
762,893	WEC Energy Group, Inc.	72,314,627
		802,929,186

	Oil, Gas & Consumable Fuels — 0.6%
1,922,771	Enbridge, Inc.	73,353,714

	Personal Care Products — 0.6%
1,369,108	Unilever PLC, ADR	71,097,778

	Pharmaceuticals — 4.1%
1,030,063	AstraZeneca PLC, ADR	71,496,673
1,040,055	Bristol-Myers Squibb Co.	72,086,212
461,814	Johnson & Johnson	71,581,170
662,083	Merck & Co., Inc.	70,439,010
784,191	Novartis AG, ADR	72,145,572
1,760,235	Pfizer, Inc.	71,817,588
1,330,261	Sanofi, ADR	72,392,804
		501,959,029

	Professional Services — 3.6%
330,272	Automatic Data Processing, Inc.	73,528,456
772,047	Booz Allen Hamilton Holding Corp.	71,561,037
502,353	Broadridge Financial Solutions, Inc.	73,629,879
1,354,957	CSG Systems International, Inc.	72,761,191
649,036	Paychex, Inc.	74,373,035
929,090	Robert Half International, Inc.	74,856,781
		440,710,379

	Semiconductors & Semiconductor Equipment — 2.5%
383,159	Analog Devices, Inc.	75,566,618
2,426,201	Intel Corp.	79,263,986
780,900	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	72,639,318

Shares	Description	Value
	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
399,873	Texas Instruments, Inc.	$74,380,377
		301,850,299

	Software — 1.2%
1,894,982	Open Text Corp.	73,051,556
574,416	SAP SE, ADR	72,692,345
		145,743,901

	Specialized REITs — 1.8%
366,535	American Tower Corp.	74,897,762
555,398	Crown Castle, Inc.	74,334,468
247,240	Public Storage	74,701,094
		223,933,324

	Specialty Retail — 1.8%
251,704	Home Depot (The), Inc.	74,282,884
371,576	Lowe’s Cos., Inc.	74,304,053
308,122	Tractor Supply Co.	72,420,995
		221,007,932

	Tobacco — 0.6%
1,598,476	Altria Group, Inc.	71,323,999

	Trading Companies & Distributors — 1.2%
1,352,375	Fastenal Co.	72,947,107
230,929	Watsco, Inc.	73,472,371
		146,419,478

	Water Utilities — 0.6%
817,135	American States Water Co.	72,635,130

	Wireless Telecommunication Services — 0.6%
1,540,395	Rogers Communications, Inc., Class B	71,412,712

	Total Investments — 99.8%	12,246,330,312
	(Cost $11,121,220,132)
	Net Other Assets and Liabilities — 0.2%	22,135,377
	Net Assets — 100.0%	$12,268,465,689

 \

ADR	-	American Depositary Receipt

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$12,246,330,312	$12,246,330,312	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

March 31, 2023 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.

Morningstar® and Morningstar® Dividend Leaders IndexSM are registered trademarks and service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.

IPOX® and IPOX®-100 U.S. Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.

Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “NYSE®” and “NYSE® Arca®” are service/trademarks of ICE Data Indices, LLC or its affiliates. These trademarks have been licensed, along with the NYSE® Arca® Biotechnology Index (the “Index”) for use by First Trust Advisors L.P. in connection with First Trust NYSE® Arca® Biotechnology Index Fund (the “Product”). Neither First Trust Advisors L.P., First Trust Exchange-Traded Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

Nasdaq® and The Capital StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Value Line® and Value Line® Dividend Index (“Value Line Indexes”) are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Automobiles — 3.2%
1,814,123	Lucid Group, Inc. (a) (b)	$14,585,549
1,040,301	Rivian Automotive, Inc., Class A (b)	16,103,860
76,014	Tesla, Inc. (b)	15,769,864
		46,459,273

	Beverages — 2.9%
389,610	Keurig Dr Pepper, Inc.	13,745,441
263,387	Monster Beverage Corp. (b)	14,225,532
77,711	PepsiCo, Inc.	14,166,715
		42,137,688

	Biotechnology — 7.0%
59,419	Amgen, Inc.	14,364,543
51,783	Biogen, Inc. (b)	14,397,228
176,206	Gilead Sciences, Inc.	14,619,812
89,826	Moderna, Inc. (b)	13,795,477
18,273	Regeneron Pharmaceuticals, Inc. (b)	15,014,376
68,115	Seagen, Inc. (b)	13,791,244
46,076	Vertex Pharmaceuticals, Inc. (b)	14,517,165
		100,499,845

	Broadline Retail — 4.9%
138,260	Amazon.com, Inc. (b)	14,280,876
323,564	eBay, Inc.	14,356,535
351,734	JD.com, Inc., ADR	15,437,605
11,405	MercadoLibre, Inc. (b)	15,032,474
148,958	PDD Holdings, Inc., ADR (b)	11,305,912
		70,413,402

	Commercial Services & Supplies — 2.0%
31,450	Cintas Corp.	14,551,286
195,871	Copart, Inc. (b)	14,731,458
		29,282,744

	Communications Equipment — 1.0%
272,330	Cisco Systems, Inc.	14,236,051

	Consumer Staples Distribution & Retail — 3.0%
28,078	Costco Wholesale Corp.	13,951,116
100,176	Dollar Tree, Inc. (b)	14,380,265
416,439	Walgreens Boots Alliance, Inc.	14,400,460
		42,731,841

	Electric Utilities — 3.8%
150,280	American Electric Power Co., Inc.	13,673,977
178,511	Constellation Energy Corp.	14,013,113
327,140	Exelon Corp.	13,703,895
204,357	Xcel Energy, Inc.	13,781,836
		55,172,821

Shares	Description	Value
	Common Stocks (Continued)
	Energy Equipment & Services — 1.0%
507,664	Baker Hughes Co.	$14,651,183

	Entertainment — 4.1%
172,306	Activision Blizzard, Inc.	14,747,671
120,069	Electronic Arts, Inc.	14,462,311
44,907	Netflix, Inc. (b)	15,514,470
944,820	Warner Bros Discovery, Inc. (b)	14,266,782
		58,991,234

	Financial Services — 2.0%
125,250	Fiserv, Inc. (b)	14,157,007
186,239	PayPal Holdings, Inc. (b)	14,142,990
		28,299,997

	Food Products — 2.0%
362,339	Kraft Heinz (The) Co.	14,011,649
205,675	Mondelez International, Inc., Class A	14,339,661
		28,351,310

	Ground Transportation — 1.9%
473,231	CSX Corp.	14,168,536
40,919	Old Dominion Freight Line, Inc.	13,946,832
		28,115,368

	Health Care Equipment & Supplies — 4.0%
42,555	Align Technology, Inc. (b)	14,219,328
120,140	Dexcom, Inc. (b)	13,957,865
28,843	IDEXX Laboratories, Inc. (b)	14,423,807
57,453	Intuitive Surgical, Inc. (b)	14,677,518
		57,278,518

	Hotels, Restaurants & Leisure — 4.0%
116,418	Airbnb, Inc., Class A (b)	14,482,399
5,653	Booking Holdings, Inc. (b)	14,994,074
86,442	Marriott International, Inc., Class A	14,352,829
138,446	Starbucks Corp.	14,416,382
		58,245,684

	Industrial Conglomerates — 1.0%
73,305	Honeywell International, Inc.	14,010,052

	Interactive Media & Services — 2.0%
67,192	Alphabet, Inc., Class A (b)	6,969,826
66,721	Alphabet, Inc., Class C (b)	6,938,984
68,488	Meta Platforms, Inc., Class A (b)	14,515,347
		28,424,157

	IT Services — 1.0%
233,413	Cognizant Technology Solutions Corp., Class A	14,221,854

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Life Sciences Tools & Services — 1.0%
60,740	Illumina, Inc. (b)	$14,125,087

	Machinery — 1.0%
199,222	PACCAR, Inc.	14,583,050

	Media — 3.0%
39,203	Charter Communications, Inc., Class A (b)	14,019,385
379,163	Comcast Corp., Class A	14,374,069
3,757,138	Sirius XM Holdings, Inc. (a)	14,915,838
		43,309,292

	Oil, Gas & Consumable Fuels — 1.0%
110,457	Diamondback Energy, Inc.	14,930,473

	Pharmaceuticals — 1.0%
207,710	AstraZeneca PLC, ADR	14,417,151

	Professional Services — 3.9%
63,386	Automatic Data Processing, Inc.	14,111,625
204,041	CoStar Group, Inc. (b)	14,048,223
125,683	Paychex, Inc.	14,402,015
75,337	Verisk Analytics, Inc.	14,454,157
		57,016,020

	Semiconductors & Semiconductor Equipment — 17.0%
141,009	Advanced Micro Devices, Inc. (b)	13,820,292
73,340	Analog Devices, Inc.	14,464,115
110,726	Applied Materials, Inc.	13,600,475
21,427	ASML Holding N.V.	14,585,573
21,575	Broadcom, Inc.	13,841,225
74,364	Enphase Energy, Inc. (b)	15,637,262
204,592	GLOBALFOUNDRIES, Inc. (a) (b)	14,767,451
458,054	Intel Corp.	14,964,624
35,122	KLA Corp.	14,019,649
26,724	Lam Research Corp.	14,166,927
340,363	Marvell Technology, Inc.	14,737,718
168,902	Microchip Technology, Inc.	14,150,609
239,517	Micron Technology, Inc.	14,452,456
52,757	NVIDIA Corp.	14,654,312
76,775	NXP Semiconductors N.V.	14,316,618
113,494	QUALCOMM, Inc.	14,479,564
77,390	Texas Instruments, Inc.	14,395,314
		245,054,184

	Software — 15.1%
38,232	Adobe, Inc. (b)	14,733,466
43,417	ANSYS, Inc. (b)	14,449,178
88,103	Atlassian Corp., Class A (b)	15,080,591
68,455	Autodesk, Inc. (b)	14,249,593
65,700	Cadence Design Systems, Inc. (b)	13,802,913
102,683	Crowdstrike Holdings, Inc., Class A (b)	14,094,269

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
198,520	Datadog, Inc., Class A (b)	$14,424,463
223,326	Fortinet, Inc. (b)	14,842,246
33,075	Intuit, Inc.	14,745,827
48,839	Microsoft Corp.	14,080,284
72,141	Palo Alto Networks, Inc. (b)	14,409,443
36,434	Synopsys, Inc. (b)	14,072,632
71,921	Workday, Inc., Class A (b)	14,854,563
196,842	Zoom Video Communications, Inc., Class A (b)	14,534,813
130,233	Zscaler, Inc. (b)	15,215,121
		217,589,402

	Specialty Retail — 2.0%
16,963	O’Reilly Automotive, Inc. (b)	14,401,248
133,784	Ross Stores, Inc.	14,198,496
		28,599,744

	Technology Hardware, Storage & Peripherals — 1.0%
87,694	Apple, Inc.	14,460,741

	Textiles, Apparel & Luxury Goods — 1.2%
46,463	Lululemon Athletica, Inc. (b)	16,921,360

	Trading Companies & Distributors — 1.0%
262,179	Fastenal Co.	14,141,935

	Wireless Telecommunication Services — 1.0%
95,527	T-Mobile US, Inc. (b)	13,836,131

	Total Common Stocks — 100.0%	1,440,507,592
	(Cost $1,310,568,205)

	Money Market Funds — 2.4%
35,045,983	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.69% (c) (d)	35,045,983
	(Cost $35,045,983)

Principal Value	Description	Value
	Repurchase Agreements — 0.4%
$5,641,704	BNP Paribas S.A., 4.74% (c), dated 03/31/23, due 04/03/23, with a maturity value of $5,643,932. Collateralized by U.S. Treasury Securities, interest rate of 1.50% to 2.13%, due 05/15/25 to 11/30/28. The value of the collateral including accrued interest is $5,771,943. (d)	5,641,704
	(Cost $5,641,704)

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Description	Value
Total Investments — 102.8%	$1,481,195,279
(Cost $1,351,255,892)
Net Other Assets and Liabilities — (2.8)%	(40,209,046)
Net Assets — 100.0%	$1,440,986,233

(a)

All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $40,711,761 and the total value of the collateral held by the Fund is $40,687,687. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On March 31, 2023, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from March 30 to March 31, the value of the related securities loaned was above the collateral value received.

(b)	Non-income producing security.
(c)	Rate shown reflects yield as of March 31, 2023.
(d)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,440,507,592	$1,440,507,592	$—	$—
Money Market Funds	35,045,983	35,045,983	—	—
Repurchase Agreements	5,641,704	—	5,641,704	—
Total Investments	$1,481,195,279	$1,475,553,575	$5,641,704	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

Portfolio of Investments
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Broadline Retail — 2.2%
470,954	PDD Holdings, Inc., ADR (a)	$35,745,409

	Interactive Media & Services — 5.6%
213,043	Alphabet, Inc., Class A (a)	22,098,950
211,298	Alphabet, Inc., Class C (a)	21,974,992
221,336	Meta Platforms, Inc., Class A (a)	46,909,952
		90,983,894

	IT Services — 2.8%
749,209	Cognizant Technology Solutions Corp., Class A	45,649,304

	Semiconductors & Semiconductor Equipment — 44.5%
442,564	Advanced Micro Devices, Inc. (a)	43,375,698
233,218	Analog Devices, Inc.	45,995,254
353,163	Applied Materials, Inc.	43,379,011
68,326	ASML Holding N.V.	46,510,191
68,621	Broadcom, Inc.	44,023,116
651,494	GLOBALFOUNDRIES, Inc. (a) (b)	47,024,837
1,452,492	Intel Corp.	47,452,914
111,605	KLA Corp.	44,549,368
85,171	Lam Research Corp.	45,150,851
1,083,259	Marvell Technology, Inc.	46,905,115
536,068	Microchip Technology, Inc.	44,911,777
764,166	Micron Technology, Inc.	46,109,776
168,311	NVIDIA Corp.	46,751,746
244,084	NXP Semiconductors N.V.	45,515,564
358,645	QUALCOMM, Inc.	45,755,929
246,419	Texas Instruments, Inc.	45,836,398
		729,247,545

	Software — 42.1%
120,901	Adobe, Inc. (a)	46,591,618
139,178	ANSYS, Inc. (a)	46,318,438
273,633	Atlassian Corp., Class A (a)	46,837,761
217,460	Autodesk, Inc. (a)	45,266,473
209,291	Cadence Design Systems, Inc. (a)	43,969,946
325,262	Crowdstrike Holdings, Inc., Class A (a)	44,645,462
631,604	Datadog, Inc., Class A (a)	45,892,347
707,271	Fortinet, Inc. (a)	47,005,231
104,666	Intuit, Inc.	46,663,243
154,830	Microsoft Corp.	44,637,489
228,950	Palo Alto Networks, Inc. (a)	45,730,473
116,227	Synopsys, Inc. (a)	44,892,679
229,368	Workday, Inc., Class A (a)	47,373,667
625,863	Zoom Video Communications, Inc., Class A (a)	46,213,724
410,464	Zscaler, Inc. (a)	47,954,509
		689,993,060

Shares	Description	Value
	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 2.8%
279,342	Apple, Inc.	$46,063,496

	Total Common Stocks — 100.0%	1,637,682,708
	(Cost $1,653,554,527)

	Money Market Funds — 2.3%
38,375,340	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.69% (c) (d)	38,375,340
	(Cost $38,375,340)

Principal Value	Description	Value
	Repurchase Agreements — 0.4%
$6,177,664	BNP Paribas S.A., 4.74% (c), dated 03/31/23, due 04/03/23, with a maturity value of $6,180,104. Collateralized by U.S. Treasury Securities, interest rate of 1.50% to 2.13%, due 05/15/25 to 11/30/28. The value of the collateral including accrued interest is $6,320,276. (d)	6,177,664
	(Cost $6,177,664)

	Total Investments — 102.7%	1,682,235,712
	(Cost $1,698,107,531)
	Net Other Assets and Liabilities — (2.7)%	(44,297,369)
	Net Assets — 100.0%	$1,637,938,343

(a)	Non-income producing security.
(b)

All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $44,673,573 and the total value of the collateral held by the Fund is $44,553,004. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On March 31, 2023, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from March 30 to March 31, the value of the related securities loaned was above the collateral value received.

(c)	Rate shown reflects yield as of March 31, 2023.
(d)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,637,682,708	$1,637,682,708	$—	$—
Money Market Funds	38,375,340	38,375,340	—	—
Repurchase Agreements	6,177,664	—	6,177,664	—
Total Investments	$1,682,235,712	$1,676,058,048	$6,177,664	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 100.0%
	Automobiles — 5.0%
315,560	Lucid Group, Inc. (b) (c)	$2,537,103
182,017	Rivian Automotive, Inc., Class A (c)	2,817,623
13,198	Tesla, Inc. (c)	2,738,057
		8,092,783

	Beverages — 4.5%
67,671	Keurig Dr Pepper, Inc.	2,387,433
45,770	Monster Beverage Corp. (c)	2,472,038
13,492	PepsiCo, Inc.	2,459,591
		7,319,062

	Biotechnology — 10.9%
10,337	Amgen, Inc.	2,498,970
9,018	Biogen, Inc. (c)	2,507,275
30,690	Gilead Sciences, Inc.	2,546,349
15,606	Moderna, Inc. (c)	2,396,769
3,175	Regeneron Pharmaceuticals, Inc. (c)	2,608,802
11,827	Seagen, Inc. (c)	2,394,613
8,006	Vertex Pharmaceuticals, Inc. (c)	2,522,450
		17,475,228

	Broadline Retail — 6.4%
23,980	Amazon.com, Inc. (c)	2,476,894
56,186	eBay, Inc.	2,492,973
61,150	JD.com, Inc., ADR	2,683,873
1,980	MercadoLibre, Inc. (c)	2,609,759
		10,263,499

	Commercial Services & Supplies — 3.2%
5,459	Cintas Corp.	2,525,770
33,971	Copart, Inc. (c)	2,554,959
		5,080,729

	Communications Equipment — 1.5%
47,228	Cisco Systems, Inc.	2,468,844

	Consumer Staples Distribution & Retail — 4.6%
4,876	Costco Wholesale Corp.	2,422,738
17,399	Dollar Tree, Inc. (c)	2,497,626
72,346	Walgreens Boots Alliance, Inc.	2,501,725
		7,422,089

	Electric Utilities — 6.0%
26,161	American Electric Power Co., Inc.	2,380,390
31,044	Constellation Energy Corp.	2,436,954
56,952	Exelon Corp.	2,385,719
35,528	Xcel Energy, Inc.	2,396,008
		9,599,071

	Energy Equipment & Services — 1.6%
88,229	Baker Hughes Co.	2,546,289

Shares	Description	Value
	Common Stocks (a) (Continued)
	Entertainment — 6.4%
29,918	Activision Blizzard, Inc.	$2,560,682
20,863	Electronic Arts, Inc.	2,512,948
7,808	Netflix, Inc. (c)	2,697,508
163,890	Warner Bros Discovery, Inc. (c)	2,474,739
		10,245,877

	Financial Services — 3.0%
21,755	Fiserv, Inc. (c)	2,458,968
32,331	PayPal Holdings, Inc. (c)	2,455,216
		4,914,184

	Food Products — 3.1%
62,977	Kraft Heinz (The) Co.	2,435,321
35,692	Mondelez International, Inc., Class A	2,488,446
		4,923,767

	Ground Transportation — 3.0%
82,131	CSX Corp.	2,459,002
7,106	Old Dominion Freight Line, Inc.	2,422,009
		4,881,011

	Health Care Equipment & Supplies — 6.2%
7,381	Align Technology, Inc. (c)	2,466,287
20,909	Dexcom, Inc. (c)	2,429,208
5,022	IDEXX Laboratories, Inc. (c)	2,511,402
9,980	Intuitive Surgical, Inc. (c)	2,549,590
		9,956,487

	Hotels, Restaurants & Leisure — 6.3%
20,266	Airbnb, Inc., Class A (c)	2,521,090
979	Booking Holdings, Inc. (c)	2,596,709
15,001	Marriott International, Inc., Class A	2,490,766
24,035	Starbucks Corp.	2,502,765
		10,111,330

	Industrial Conglomerates — 1.5%
12,729	Honeywell International, Inc.	2,432,767

	Life Sciences Tools & Services — 1.5%
10,559	Illumina, Inc. (c)	2,455,496

	Machinery — 1.6%
34,587	PACCAR, Inc.	2,531,768

	Media — 4.7%
6,791	Charter Communications, Inc., Class A (c)	2,428,530
65,941	Comcast Corp., Class A	2,499,823
652,856	Sirius XM Holdings, Inc. (b)	2,591,838
		7,520,191

	Oil, Gas & Consumable Fuels — 1.6%
19,224	Diamondback Energy, Inc.	2,598,508

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Pharmaceuticals — 1.6%
36,098	AstraZeneca PLC, ADR	$2,505,562

	Professional Services — 6.2%
10,994	Automatic Data Processing, Inc.	2,447,594
35,522	CoStar Group, Inc. (c)	2,445,690
21,790	Paychex, Inc.	2,496,916
13,102	Verisk Analytics, Inc.	2,513,750
		9,903,950

	Semiconductors & Semiconductor Equipment — 1.7%
12,920	Enphase Energy, Inc. (c)	2,716,818

	Specialty Retail — 3.1%
2,954	O’Reilly Automotive, Inc. (c)	2,507,887
23,256	Ross Stores, Inc.	2,468,159
		4,976,046

	Textiles, Apparel & Luxury Goods — 1.8%
8,079	Lululemon Athletica, Inc. (c)	2,942,291

	Trading Companies & Distributors — 1.5%
45,450	Fastenal Co.	2,451,573

	Wireless Telecommunication Services — 1.5%
16,600	T-Mobile US, Inc. (c)	2,404,344

	Total Common Stocks — 100.0%	160,739,564
	(Cost $144,028,900)

	Money Market Funds — 2.6%
4,136,152	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.69% (d) (e)	4,136,152
58,601	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 4.65% (d)	58,601
	Total Money Market Funds — 2.6%	4,194,753
	(Cost $4,194,753)

Principal Value	Description	Value
	Repurchase Agreements — 0.4%
$665,838	BNP Paribas S.A., 4.74% (d), dated 03/31/23, due 04/03/23, with a maturity value of $666,101. Collateralized by U.S. Treasury Securities, interest rates of 1.50% to 2.13%, due 05/15/25 to 11/30/28. The value of the collateral including accrued interest is $681,209. (e)	665,838
	(Cost $665,838)

Description	Value
Total Investments — 103.0%	$165,600,155
(Cost $148,889,491)
Net Other Assets and Liabilities — (3.0)%	(4,852,664)
Net Assets — 100.0%	$160,747,491

(a)	The industry allocation is based on Standard & Poor’s Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, which is maintained by FTSE International Limited.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $4,761,550 and the total value of the collateral held by the Fund is $4,801,990.
(c)	Non-income producing security.
(d)	Rate shown reflects yield as of March 31, 2023.
(e)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$160,739,564	$160,739,564	$—	$—
Money Market Funds	4,194,753	4,194,753	—	—
Repurchase Agreements	665,838	—	665,838	—
Total Investments	$165,600,155	$164,934,317	$665,838	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Automobiles — 15.7%
1,447,651	Gogoro, Inc. (a) (b)	$5,862,986
7,431,540	Lucid Group, Inc. (a) (b)	59,749,582
475,244	Polestar Automotive Holding UK PLC, Class A, ADR (a) (b)	1,801,175
3,515,539	Rivian Automotive, Inc., Class A (b)	54,420,544
659,668	Tesla, Inc. (b)	136,854,723
972,713	Workhorse Group, Inc. (a) (b)	1,293,708
		259,982,718

	Chemicals — 10.4%
533,600	Albemarle Corp.	117,946,944
1,064,277	Livent Corp. (b)	23,116,096
382,648	Sociedad Quimica y Minera de Chile S.A., ADR	31,017,447
		172,080,487

	Commercial Services & Supplies — 0.3%
1,044,745	Li-Cycle Holdings Corp. (a) (b)	5,881,915

	Construction & Engineering — 0.6%
201,232	Ameresco, Inc., Class A (b)	9,904,639

	Electrical Equipment — 17.0%
189,983	Acuity Brands, Inc.	34,715,594
175,041	American Superconductor Corp. (b)	859,451
892,030	Array Technologies, Inc. (b)	19,517,616
1,767,627	Ballard Power Systems, Inc. (a) (b)	9,845,682
59,842	Beam Global (a) (b)	952,086
354,803	Blink Charging Co. (a) (b)	3,069,046
1,128,627	Bloom Energy Corp., Class A (b)	22,493,536
2,025,338	ChargePoint Holdings, Inc. (a) (b)	21,205,289
242,140	EnerSys	21,037,123
503,192	Eos Energy Enterprises, Inc. (a) (b)	1,293,204
908,444	ESS Tech, Inc. (a) (b)	1,262,737
688,699	Fluence Energy, Inc. (b)	13,946,155
629,472	FTC Solar, Inc. (a) (b)	1,416,312
2,404,981	FuelCell Energy, Inc. (a) (b)	6,854,196
166,956	LSI Industries, Inc.	2,325,697
3,455,165	Plug Power, Inc. (a) (b)	40,494,534
818,680	Shoals Technologies Group, Inc., Class A (b)	18,657,717
916,240	Stem, Inc. (a) (b)	5,195,081
1,032,470	SunPower Corp. (b)	14,289,385
1,270,957	Sunrun, Inc. (b)	25,609,784
250,204	TPI Composites, Inc. (b)	3,265,162
921,662	Tritium DCFC Ltd. (a) (b)	1,179,727
191,892	Vicor Corp. (b)	9,007,411

Shares	Description	Value
	Common Stocks (Continued)
	Electrical Equipment (Continued)
832,143	Wallbox N.V. (a) (b)	$4,069,179
		282,561,704

	Electronic Equipment, Instruments & Components — 2.2%
222,096	Advanced Energy Industries, Inc.	21,765,408
268,487	Itron, Inc. (b)	14,887,604
		36,653,012

	Independent Power and Renewable Electricity Producers — 10.8%
941,906	Altus Power, Inc. (b)	5,161,645
683,096	Atlantica Sustainable Infrastructure PLC	20,192,318
360,018	Azure Power Global Ltd. (a) (b)	896,445
1,631,760	Brookfield Renewable Partners, L.P. (c)	51,416,758
487,735	Clearway Energy, Inc., Class C	15,280,738
851,214	Montauk Renewables, Inc. (b)	6,699,054
512,935	NextEra Energy Partners, L.P. (c) (d)	31,160,801
332,507	Ormat Technologies, Inc.	28,186,618
1,674,334	ReNew Energy Global PLC, Class A (a) (b)	9,409,757
681,334	Sunnova Energy International, Inc. (a) (b)	10,642,437
		179,046,571

	Machinery — 0.4%
1,310,172	Lion Electric (The) Co. (a) (b)	2,436,920
1,833,327	Microvast Holdings, Inc. (b)	2,273,325
1,336,942	Proterra, Inc. (b)	2,032,152
		6,742,397

	Metals & Mining — 1.8%
1,052,833	MP Materials Corp. (b)	29,679,362

	Mortgage Real Estate Investment Trusts — 0.9%
539,467	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	15,428,756

	Oil, Gas & Consumable Fuels — 0.0%
121,737	OPAL Fuels, Inc., Class A (a) (b)	848,507

	Semiconductors & Semiconductor Equipment — 39.6%
1,135,165	Allegro MicroSystems, Inc. (b)	54,476,568
644,567	Enphase Energy, Inc. (b)	135,539,549
574,057	First Solar, Inc. (b)	124,857,397

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
266,720	Maxeon Solar Technologies Ltd. (a) (b)	$7,078,749
909,535	Navitas Semiconductor Corp. (a) (b)	6,648,701
1,753,005	ON Semiconductor Corp. (b)	144,307,372
337,790	Power Integrations, Inc.	28,590,546
213,415	SolarEdge Technologies, Inc. (b)	64,867,489
280,103	Universal Display Corp.	43,452,378
737,477	Wolfspeed, Inc. (a) (b)	47,899,131
		657,717,880

	Specialty Retail — 0.2%
411,129	EVgo, Inc. (a) (b)	3,202,695

	Total Common Stocks — 99.9%	1,659,730,643
	(Cost $1,966,140,392)

	Money Market Funds — 7.8%
129,608,314	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.69% (e) (f)	129,608,314
	(Cost $129,608,314)

Principal Value	Description	Value
	Repurchase Agreements — 1.3%
$20,864,352	BNP Paribas S.A., 4.74% (e), dated 03/31/23, due 04/03/23, with a maturity value of $20,872,593. Collateralized by U.S. Treasury Securities, interest rates of 1.50% to 2.13%, due 05/15/25 to 11/30/28. The value of the collateral including accrued interest is $21,346,008. (f)	20,864,352
	(Cost $20,864,352)

	Total Investments — 109.0%	1,810,203,309
	(Cost $2,116,613,058)
	Net Other Assets and Liabilities — (9.0)%	(149,632,299)
	Net Assets — 100.0%	$1,660,571,010

(a)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $153,262,281 and the total value of the collateral held by the Fund is $150,472,666. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On March 31, 2023, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from March 30 to March 31, the value of the related securities loaned was above the collateral value received.
(b)	Non-income producing security.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of March 31, 2023.
(f)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,659,730,643	$1,659,730,643	$—	$—
Money Market Funds	129,608,314	129,608,314	—	—
Repurchase Agreements	20,864,352	—	20,864,352	—
Total Investments	$1,810,203,309	$1,789,338,957	$20,864,352	$—

* See Portfolio of Investments for industry breakout.

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.4%
	Data Center REITs — 9.7%
36,885	Digital Realty Trust, Inc.	$3,626,164
11,871	Equinix, Inc.	8,559,466
		12,185,630

	Diversified REITs — 3.1%
9,301	Alexander & Baldwin, Inc.	175,882
1,659	Alpine, Inc.ome Property Trust, Inc.	27,921
6,699	American Assets Trust, Inc.	124,534
8,689	Armada Hoffler Properties, Inc.	102,617
22,208	Broadstone Net Lease, Inc.	377,758
2,579	CTO Realty Growth, Inc.	44,514
16,876	Empire State Realty Trust, Inc., Class A	109,525
18,265	Essential Properties Realty Trust, Inc.	453,885
5,081	Gladstone Commercial Corp.	64,173
13,315	Global Net Lease, Inc.	171,231
4,196	NexPoint Diversified Real Estate Trust	43,555
2,082	One Liberty Properties, Inc.	47,740
1,704	Star Holdings (a)	29,637
27,020	WP Carey, Inc.	2,092,699
		3,865,671

	Health Care REITs — 9.8%
12,766	CareTrust REIT, Inc.	249,958
3,018	Community Healthcare Trust, Inc.	110,459
30,750	Diversified Healthcare Trust	41,513
7,901	Global Medical REIT, Inc.	71,978
48,822	Healthcare Realty Trust, Inc.	943,729
70,144	Healthpeak Properties, Inc.	1,541,064
5,196	LTC Properties, Inc.	182,535
76,841	Medical Properties Trust, Inc.	631,633
5,566	National Health Investors, Inc.	287,094
30,051	Omega Healthcare Investors, Inc.	823,698
29,282	Physicians Realty Trust	437,180
29,631	Sabra Health Care REIT, Inc.	340,757
1,629	Universal Health Realty Income Trust	78,371
51,313	Ventas, Inc.	2,224,419
60,617	Welltower, Inc.	4,345,633
		12,310,021

	Hotel & Resort REITs — 3.6%
27,291	Apple Hospitality REIT, Inc.	423,556
4,426	Ashford Hospitality Trust, Inc. (a)	14,208
7,425	Braemar Hotels & Resorts, Inc.	28,661
6,261	Chatham Lodging Trust	65,678
26,860	DiamondRock Hospitality Co.	218,372
4,222	Hersha Hospitality Trust, Class A	28,372
91,727	Host Hotels & Resorts, Inc.	1,512,578
28,844	Park Hotels & Resorts, Inc.	356,512
16,866	Pebblebrook Hotel Trust	236,799
20,789	RLJ Lodging Trust	220,363
7,077	Ryman Hospitality Properties, Inc.	635,019

Shares	Description	Value
	Common Stocks (Continued)
	Hotel & Resort REITs (Continued)
21,225	Service Properties Trust	$211,401
13,713	Summit Hotel Properties, Inc.	95,991
26,991	Sunstone Hotel Investors, Inc.	266,671
14,605	Xenia Hotels & Resorts, Inc.	191,179
		4,505,360

	Industrial REITs — 16.9%
34,560	Americold Realty Trust, Inc.	983,232
5,590	EastGroup Properties, Inc.	924,139
16,951	First Industrial Realty Trust, Inc.	901,793
654	Indus Realty Trust, Inc.	43,354
8,412	Industrial Logistics Properties Trust	25,825
3,588	Innovative Industrial Properties, Inc.	272,652
35,371	LXP Industrial Trust	364,675
5,002	Plymouth Industrial REIT, Inc.	105,092
118,417	Prologis, Inc.	14,774,889
24,261	Rexford Industrial Realty, Inc.	1,447,169
22,991	STAG Industrial, Inc.	777,555
9,360	Terreno Realty Corp.	604,656
		21,225,031

	Multi-Family Residential REITs — 11.7%
19,080	Apartment Income REIT Corp.	683,255
19,452	Apartment Investment and Management Co., Class A	149,586
17,947	AvalonBay Communities, Inc.	3,016,173
1,531	BRT Apartments Corp.	30,191
14,129	Camden Property Trust	1,481,284
1,933	Centerspace	105,600
1,690	Clipper Realty, Inc.	9,701
11,227	Elme Communities	200,514
43,692	Equity Residential	2,621,520
8,288	Essex Property Trust, Inc.	1,733,352
28,715	Independence Realty Trust, Inc.	460,302
14,814	Mid-America Apartment Communities, Inc.	2,237,507
2,917	NexPoint Residential Trust, Inc.	127,385
39,673	UDR, Inc.	1,628,973
10,166	Veris Residential, Inc. (a)	148,830
		14,634,173

	Office REITs — 5.7%
20,206	Alexandria Real Estate Equities, Inc.	2,537,672
18,300	Boston Properties, Inc.	990,396
22,010	Brandywine Realty Trust	104,107
5,095	City Office REIT, Inc.	35,155
14,422	Corporate Office Properties Trust	341,946
19,439	Cousins Properties, Inc.	415,606
22,551	Douglas Emmett, Inc.	278,054
11,650	Easterly Government Properties, Inc.	160,071
14,055	Equity Commonwealth	291,079
11,787	Franklin Street Properties Corp.	18,506

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Office REITs (Continued)
13,497	Highwoods Properties, Inc.	$312,995
16,468	Hudson Pacific Properties, Inc.	109,512
12,700	JBG SMITH Properties	191,262
13,518	Kilroy Realty Corp.	437,983
6,230	Office Properties Income Trust	76,629
7,265	Orion Office REIT, Inc.	48,676
21,150	Paramount Group, Inc.	96,444
15,836	Piedmont Office Realty Trust, Inc., Class A	115,603
2,269	Postal Realty Trust, Inc., Class A	34,534
8,259	SL Green Realty Corp.	194,243
20,670	Vornado Realty Trust	317,698
		7,108,171

	Other Specialized REITs — 7.0%
9,624	EPR Properties	366,674
6,372	Farmland Partners, Inc.	68,180
10,761	Four Corners Property Trust, Inc.	289,040
33,036	Gaming and Leisure Properties, Inc.	1,719,854
4,140	Gladstone Land Corp.	68,931
37,294	Iron Mountain, Inc.	1,973,226
4,904	Safehold, Inc.	144,038
128,759	VICI Properties, Inc.	4,200,119
		8,830,062

	Retail REITs — 16.3%
12,182	Acadia Realty Trust	169,939
11,363	Agree Realty Corp.	779,615
275	Alexander’s, Inc.	53,281
38,474	Brixmor Property Group, Inc.	827,961
3,145	CBL & Associates Properties, Inc.	80,638
9,393	Federal Realty Investment Trust	928,310
5,456	Getty Realty Corp.	196,580
8,650	InvenTrust Properties Corp.	202,410
79,342	Kimco Realty Corp.	1,549,549
28,107	Kite Realty Group Trust	587,999
27,612	Macerich (The) Co.	292,687
23,279	National Retail Properties, Inc.	1,027,768
17,219	Necessity Retail REIT (The), Inc.	108,135
7,040	NETSTREIT Corp.	128,691
15,026	Phillips Edison & Co., Inc.	490,148
80,455	Realty Income Corp.	5,094,411
19,757	Regency Centers Corp.	1,208,733
15,977	Retail Opportunity Investments Corp.	223,039
10,936	RPT Realty	104,001
1,655	Saul Centers, Inc.	64,545
41,942	Simon Property Group, Inc.	4,696,246
23,533	SITE Centers Corp.	288,985
17,916	Spirit Realty Capital, Inc.	713,774
13,386	Tanger Factory Outlet Centers, Inc.	262,767
15,066	Urban Edge Properties	226,894
3,716	Urstadt Biddle Properties, Inc., Class A	65,290

Shares	Description	Value
	Common Stocks (Continued)
	Retail REITs (Continued)
5,955	Whitestone REIT	$54,786
		20,427,182

	Self-Storage REITs — 9.7%
28,810	CubeSmart	1,331,598
17,180	Extra Space Storage, Inc.	2,799,138
10,904	Life Storage, Inc.	1,429,405
10,841	National Storage Affiliates Trust	452,937
20,279	Public Storage	6,127,097
		12,140,175

	Single-Family Residential REITs — 5.9%
39,376	American Homes 4 Rent, Class A	1,238,375
492	Bluerock Homes Trust, Inc. (a)	9,751
22,444	Equity LifeStyle Properties, Inc.	1,506,666
74,513	Invitation Homes, Inc.	2,327,041
15,893	Sun Communities, Inc.	2,239,006
6,895	UMH Properties, Inc.	101,977
		7,422,816

	Total Common Stocks — 99.4%	124,654,292
	(Cost $164,870,804)

	Money Market Funds — 0.3%
324,419	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 4.65% (b)	324,419
	(Cost $324,419)

	Total Investments — 99.7%	124,978,711
	(Cost $165,195,223)
	Net Other Assets and Liabilities — 0.3%	435,400
	Net Assets — 100.0%	$125,414,111

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2023.

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$124,654,292	$124,654,292	$—	$—
Money Market Funds	324,419	324,419	—	—
Total Investments	$124,978,711	$124,978,711	$—	$—

* See Portfolio of Investments for Sub-industry breakout.

First Trust Water ETF (FIW)

Portfolio of Investments
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Beverages — 2.0%
1,658,374	Primo Water Corp.	$25,456,041

	Building Products — 8.8%
684,525	A.O. Smith Corp.	47,334,904
506,316	Advanced Drainage Systems, Inc.	42,636,870
1,116,158	Zurn Elkay Water Solutions Corp.	23,841,135
		113,812,909

	Chemicals — 5.4%
322,164	Ecolab, Inc.	53,327,807
394,511	Hawkins, Inc.	17,271,692
		70,599,499

	Commercial Services & Supplies — 4.6%
329,529	Montrose Environmental Group, Inc. (a)	11,754,300
328,185	Tetra Tech, Inc.	48,213,658
		59,967,958

	Construction & Engineering — 9.8%
594,526	AECOM	50,130,432
663,693	Stantec, Inc.	38,766,308
121,349	Valmont Industries, Inc.	38,744,309
		127,641,049

	Electronic Equipment, Instruments & Components — 3.9%
211,081	Badger Meter, Inc.	25,713,888
460,312	Itron, Inc. (a)	25,524,300
		51,238,188

	Health Care Equipment & Supplies — 4.2%
108,493	IDEXX Laboratories, Inc. (a)	54,255,180

	Life Sciences Tools & Services — 7.9%
361,648	Agilent Technologies, Inc.	50,030,384
207,423	Danaher Corp.	52,278,893
		102,309,277

	Machinery — 25.0%
726,995	Energy Recovery, Inc. (a)	16,757,235
1,110,044	Flowserve Corp.	37,741,496
268,616	Franklin Electric Co., Inc.	25,276,766
228,213	IDEX Corp.	52,724,049
106,617	Lindsay Corp.	16,113,027
347,054	Mueller Industries, Inc.	25,501,528
1,156,796	Mueller Water Products, Inc., Class A	16,125,736
803,098	Pentair PLC	44,387,227

Shares	Description	Value
	Common Stocks (Continued)
	Machinery (Continued)
219,754	Watts Water Technologies, Inc., Class A	$36,988,993
500,179	Xylem, Inc.	52,368,741
		323,984,798

	Multi-Utilities — 3.3%
5,046,848	Algonquin Power & Utilities Corp. (b)	42,393,523

	Software — 4.1%
119,347	Roper Technologies, Inc.	52,595,029

	Trading Companies & Distributors — 2.0%
1,101,314	Core & Main, Inc., Class A (a)	25,440,353

	Water Utilities — 18.9%
287,477	American States Water Co.	25,553,831
365,745	American Water Works Co., Inc.	53,577,985
448,491	California Water Service Group	26,102,176
4,515,111	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	45,196,261
1,200,169	Essential Utilities, Inc.	52,387,377
209,735	Middlesex Water Co.	16,384,498
335,841	SJW Group	25,567,575
		244,769,703

	Total Common Stocks — 99.9%	1,294,463,507
	(Cost $1,184,125,345)

	Money Market Funds — 2.9%
36,776,343	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.69% (c) (d)	36,776,343
1,131,231	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 4.65% (c)	1,131,231
	Total Money Market Funds — 2.9%	37,907,574
	(Cost $37,907,574)

First Trust Water ETF (FIW)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 0.5%
$5,920,257	BNP Paribas S.A., 4.74% (c), dated 03/31/23, due 04/03/23, with a maturity value of $5,922,596. Collateralized by U.S. Treasury Securities, interest rates of 1.50% to 2.13%, due 05/15/25 to 11/30/28. The value of the collateral including accrued interest is $6,056,927. (d)	$5,920,257
	(Cost $5,920,257)

	Total Investments — 103.3%	1,338,291,338
	(Cost $1,227,953,176)
	Net Other Assets and Liabilities — (3.3)%	(42,310,694)
	Net Assets — 100.0%	$1,295,980,644

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $40,335,120 and the total value of the collateral held by the Fund is $42,696,600.
(c)	Rate shown reflects yield as of March 31, 2023.
(d)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,294,463,507	$1,294,463,507	$—	$—
Money Market Funds	37,907,574	37,907,574	—	—
Repurchase Agreements	5,920,257	—	5,920,257	—
Total Investments	$1,338,291,338	$1,332,371,081	$5,920,257	$—

* See Portfolio of Investments for industry breakout.

First Trust Natural Gas ETF (FCG)

Portfolio of Investments
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.6%
	Gas Utilities — 1.7%
166,303	National Fuel Gas Co.	$9,602,335

	Oil, Gas & Consumable Fuels — 97.9%
113,681	Amplify Energy Corp. (a)	780,988
599,926	Antero Resources Corp. (a)	13,852,291
459,179	APA Corp.	16,557,995
196,615	Callon Petroleum Co. (a)	6,574,806
200,396	Chesapeake Energy Corp.	15,238,112
95,532	Chord Energy Corp.	12,858,607
122,181	Civitas Resources, Inc.	8,349,850
651,624	CNX Resources Corp. (a)	10,439,016
745,451	Comstock Resources, Inc.	8,043,416
212,002	ConocoPhillips	21,032,718
724,851	Coterra Energy, Inc.	17,787,844
123,825	Crescent Energy, Inc., Class A (b)	1,400,461
1,673,693	Crescent Point Energy Corp.	11,816,273
371,008	Devon Energy Corp.	18,776,715
138,916	Diamondback Energy, Inc.	18,777,276
307,294	Earthstone Energy, Inc., Class A (a)	3,997,895
450,198	Enerplus Corp.	6,487,353
185,429	EOG Resources, Inc.	21,255,726
502,430	EQT Corp.	16,032,541
57,632	Gulfport Energy Corp. (a)	4,610,560
141,446	Hess Corp.	18,718,964
928,569	Hess Midstream, L.P., Class A (c) (d)	26,872,787
1,028,866	Kosmos Energy Ltd. (a)	7,654,763
479,574	Magnolia Oil & Gas Corp., Class A	10,493,079
738,602	Marathon Oil Corp.	17,696,904
283,356	Matador Resources Co.	13,501,913
378,408	Murphy Oil Corp.	13,993,528
214,830	Northern Oil and Gas, Inc.	6,520,091
269,095	Obsidian Energy Ltd. (a)	1,722,208
366,010	Occidental Petroleum Corp.	22,850,004
400,914	Ovintiv, Inc.	14,464,977
198,728	PDC Energy, Inc.	12,754,363
1,013,416	Permian Resources Corp.	10,640,868
102,195	Pioneer Natural Resources Co.	20,872,307
512,726	Range Resources Corp.	13,571,857
15,565	Riley Exploration Permian, Inc. (b)	592,404
195,878	SandRidge Energy, Inc. (a)	2,822,602
96,728	SilverBow Resources, Inc. (a)	2,210,235
419,650	SM Energy Co.	11,817,344
2,696,072	Southwestern Energy Co. (a)	13,480,360
267,439	Talos Energy, Inc. (a)	3,968,795
3,516,347	Tellurian, Inc. (a) (b)	4,325,107
462,086	Vermilion Energy, Inc. (b)	5,993,255
111,225	Vital Energy, Inc. (a)	5,065,186
594,324	W&T Offshore, Inc. (a)	3,019,166
978,910	Western Midstream Partners, L.P. (c)	25,813,857
489,422	Woodside Energy Group Ltd., ADR (b)	10,977,735
		537,085,102

Shares	Description	Value
	Total Common Stocks — 99.6%	$546,687,437
	(Cost $608,739,986)

	Money Market Funds — 1.9%
9,401,671	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.69% (e) (f)	9,401,671
1,295,939	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 4.65% (e)	1,295,939
	Total Money Market Funds — 1.9%	10,697,610
	(Cost $10,697,610)

Principal Value	Description	Value
	Repurchase Agreements — 0.3%
$1,513,482	BNP Paribas S.A., 4.74% (e), dated 03/31/23, due 04/03/23, with a maturity value of $1,514,079. Collateralized by U.S. Treasury Securities, interest rates of 1.50% to 2.13%, due 05/15/25 to 11/30/28. The value of the collateral including accrued interest is $1,548,420. (f)	1,513,482
	(Cost $1,513,482)

	Total Investments — 101.8%	558,898,529
	(Cost $620,951,078)
	Net Other Assets and Liabilities — (1.8)%	(10,120,723)
	Net Assets — 100.0%	$548,777,806

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $10,652,282 and the total value of the collateral held by the Fund is $10,915,153.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of March 31, 2023.
(f)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt

First Trust Natural Gas ETF (FCG)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$546,687,437	$546,687,437	$—	$—
Money Market Funds	10,697,610	10,697,610	—	—
Repurchase Agreements	1,513,482	—	1,513,482	—
Total Investments	$558,898,529	$557,385,047	$1,513,482	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Banks — 96.9%
12,342	1st Source Corp.	$532,557
15,325	Amalgamated Financial Corp.	271,099
16,874	Amerant Bancorp, Inc.	367,178
34,666	Ameris Bancorp	1,268,082
8,257	Arrow Financial Corp.	205,682
16,434	BancFirst Corp.	1,365,665
27,968	Bancorp (The), Inc. (a)	778,909
5,236	Bank First Corp. (b)	385,265
8,008	Bank of Marin Bancorp	175,295
58,482	Bank OZK	2,000,084
3,851	Bankwell Financial Group, Inc.	95,736
17,085	Banner Corp.	928,911
6,489	BayCom Corp.	110,832
8,439	BCB Bancorp, Inc.	110,804
13,929	Blue Foundry Bancorp (a)	132,604
33,601	BOK Financial Corp.	2,836,260
13,868	Bridgewater Bancshares, Inc. (a)	150,329
44,298	Brookline Bancorp, Inc.	465,129
12,543	Business First Bancshares, Inc.	214,862
3,894	Cambridge Bancorp	252,370
7,278	Camden National Corp.	263,391
8,473	Capital City Bank Group, Inc.	248,344
68,020	Capitol Federal Financial, Inc.	457,775
10,949	Capstar Financial Holdings, Inc.	165,877
12,045	Carter Bankshares, Inc. (a)	168,630
36,250	Cathay General Bancorp	1,251,350
7,365	City Holding Co.	669,331
7,856	Civista Bancshares, Inc.	132,609
10,552	CNB Financial Corp.	202,598
6,477	Coastal Financial Corp. (a)	233,237
4,774	Codorus Valley Bancorp, Inc.	99,060
8,815	Colony Bankcorp, Inc.	89,913
103,920	Columbia Banking System, Inc.	2,225,966
54,747	Columbia Financial, Inc. (a)	1,000,775
62,354	Commerce Bancshares, Inc.	3,638,356
8,982	Community Trust Bancorp, Inc.	340,867
19,559	ConnectOne Bancorp, Inc.	345,803
24,228	CrossFirst Bankshares, Inc. (a)	253,909
69,701	CVB Financial Corp.	1,162,613
19,272	Dime Community Bancshares, Inc.	437,860
15,948	Eagle Bancorp, Inc.	533,780
18,626	Enterprise Financial Services Corp.	830,533
7,963	Equity Bancshares, Inc., Class A	194,058
4,070	Esquire Financial Holdings, Inc.	159,137
6,798	Farmers & Merchants Bancorp, Inc.	165,327
19,954	Farmers National Banc Corp. (b)	252,219
7,662	Financial Institutions, Inc.	147,723
20,424	First Bancorp	725,460
15,464	First Bancshares (The), Inc.	399,435
27,622	First Busey Corp.	561,831
4,170	First Business Financial Services, Inc.	127,227
8,109	First Community Bankshares, Inc.	203,130
47,402	First Financial Bancorp	1,031,942
71,297	First Financial Bankshares, Inc.	2,274,374

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
6,006	First Financial Corp.	$225,105
28,153	First Foundation, Inc.	209,740
63,794	First Hawaiian, Inc.	1,316,070
4,616	First Internet Bancorp	76,856
52,181	First Interstate BancSystem, Inc., Class A	1,558,125
29,760	First Merchants Corp.	980,592
10,225	First Mid Bancshares, Inc.	278,324
11,322	First of Long Island (The) Corp.	152,847
8,623	Five Star Bancorp	184,015
14,893	Flushing Financial Corp.	221,757
83,683	Fulton Financial Corp.	1,156,499
14,731	German American Bancorp, Inc.	491,573
6,102	Great Southern Bancorp, Inc.	309,249
8,507	Greene County Bancorp, Inc. (b)	192,939
42,960	Hancock Whitney Corp.	1,563,744
15,237	Hanmi Financial Corp.	282,951
24,574	HarborOne Bancorp, Inc.	299,803
21,219	Heartland Financial USA, Inc.	813,961
30,338	Heritage Commerce Corp.	252,716
17,539	Heritage Financial Corp.	375,335
1,073	Hingham Institution for Savings	250,481
9,353	HomeStreet, Inc.	168,260
8,622	HomeTrust Bancshares, Inc.	212,015
59,703	Hope Bancorp, Inc.	586,283
21,950	Horizon Bancorp, Inc.	242,767
22,514	Independent Bank Corp.	1,477,369
10,525	Independent Bank Corp.	187,029
20,570	Independent Bank Group, Inc.	953,419
31,048	International Bancshares Corp.	1,329,475
33,664	Kearny Financial Corp.	273,352
12,704	Lakeland Financial Corp.	795,779
7,928	Mercantile Bank Corp.	242,438
12,646	Metrocity Bankshares, Inc.	216,120
7,937	Mid Penn Bancorp, Inc.	203,267
11,106	Midland States Bancorp, Inc.	237,891
7,807	MidWestOne Financial Group, Inc.	190,647
6,304	MVB Financial Corp.	130,115
21,436	NBT Bancorp, Inc.	722,608
3,752	Northeast Bank	126,292
23,868	Northfield Bancorp, Inc.	281,165
2,839	Northrim BanCorp, Inc.	133,944
63,474	Northwest Bancshares, Inc.	763,592
29,577	OceanFirst Financial Corp.	546,583
146,350	Old National Bancorp	2,110,367
22,270	Old Second Bancorp, Inc.	313,116
15,374	Origin Bancorp, Inc.	494,274
47,475	Pacific Premier Bancorp, Inc.	1,140,350
58,921	PacWest Bancorp	573,301
13,770	Pathward Financial, Inc.	571,317
7,395	PCB Bancorp	107,154
8,954	Peapack-Gladstone Financial Corp.	265,217
14,226	Peoples Bancorp, Inc.	366,320
38,293	Pinnacle Financial Partners, Inc.	2,112,242
7,173	Preferred Bank	393,152

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
17,769	Premier Financial Corp.	$368,351
8,435	QCR Holdings, Inc.	370,381
9,477	RBB Bancorp	146,894
27,988	Renasant Corp.	855,873
8,786	Republic Bancorp, Inc., Class A	372,790
19,484	S&T Bancorp, Inc.	612,772
22,321	Sandy Spring Bancorp, Inc.	579,900
42,337	Seacoast Banking Corp. of Florida	1,003,387
9,922	Shore Bancshares, Inc.	141,686
7,540	Sierra Bancorp	129,839
63,528	Simmons First National Corp., Class A	1,111,105
8,437	SmartFinancial, Inc.	195,232
8,494	South Plains Financial, Inc.	181,857
4,022	Southern First Bancshares, Inc. (a)	123,475
5,650	Southern Missouri Bancorp, Inc.	211,367
15,686	Southside Bancshares, Inc.	520,775
37,895	SouthState Corp.	2,700,398
26,128	Stellar Bancorp, Inc.	643,010
14,620	Stock Yards Bancorp, Inc.	806,147
24,095	Texas Capital Bancshares, Inc. (a)	1,179,691
6,760	Third Coast Bancshares, Inc. (a)	106,200
37,339	TowneBank	995,084
16,652	TriCo Bancshares	692,557
11,537	Triumph Financial, Inc. (a)	669,838
9,520	TrustCo Bank Corp.	304,069
30,468	Trustmark Corp.	752,560
24,233	UMB Financial Corp.	1,398,729
67,278	United Bankshares, Inc.	2,368,186
57,473	United Community Banks, Inc.	1,616,141
5,268	Unity Bancorp, Inc.	120,163
14,634	Univest Financial Corp.	347,411
27,058	Veritex Holdings, Inc.	494,079
32,682	Washington Federal, Inc.	984,382
8,572	Washington Trust Bancorp, Inc.	297,106
29,580	WesBanco, Inc.	908,106
8,314	West BanCorp, Inc.	151,897
13,445	Westamerica BanCorp	595,614
30,484	Wintrust Financial Corp.	2,223,808
30,712	WSFS Financial Corp.	1,155,078
		91,737,933

	Financial Services — 3.0%
6,849	Cass Information Systems, Inc.	296,630
21,538	Merchants Bancorp	560,850
140,057	TFS Financial Corp.	1,768,920
11,022	Waterstone Financial, Inc.	166,763
		2,793,163

Shares	Description	Value
	Total Common Stocks — 99.9%	$94,531,096
	(Cost $129,327,152)

	Money Market Funds — 0.4%
408,685	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.69% (c) (d)	408,685
	(Cost $408,685)

Principal Value	Description	Value
	Repurchase Agreements — 0.1%
$65,790	BNP Paribas S.A., 4.74% (c), dated 03/31/23, due 04/03/23, with a maturity value of $65,816. Collateralized by U.S. Treasury Securities, interest rates of 1.50% to 2.13%, due 05/15/25 to 11/30/28. The value of the collateral including accrued interest is $67,309. (d)	65,790
	(Cost $65,790)

	Total Investments — 100.4%	95,005,571
	(Cost $129,801,627)
	Net Other Assets and Liabilities — (0.4)%	(374,055)
	Net Assets — 100.0%	$94,631,516

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $417,472 and the total value of the collateral held by the Fund is $474,475.
(c)	Rate shown reflects yield as of March 31, 2023.
(d)	This security serves as collateral for securities on loan.

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$94,531,096	$94,531,096	$—	$—
Money Market Funds	408,685	408,685	—	—
Repurchase Agreements	65,790	—	65,790	—
Total Investments	$95,005,571	$94,939,781	$65,790	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

March 31, 2023 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, Clean Edge®, OMX®, Nasdaq OMX®, Nasdaq-100 Equal WeightedTM Index, Nasdaq-100 Technology SectorTM Index, Nasdaq-100 Ex-Tech SectorTM Index, Nasdaq® Clean Edge® Green EnergyTM Index, The Capital StrengthTM Index, ISE Clean Edge WaterTM Index, ISE-Revere Natural GasTM Index and Nasdaq OMX® ABA Community BankTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc., Clean Edge, Inc., and American Bankers Association, respectively, (together with their affiliates hereinafter referred to as the “Corporations”), and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

S&P United States REIT Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P on their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for the errors, omissions or interruptions of the Index.

First Trust Dividend Strength ETF (FTDS)

Portfolio of Investments
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 4.0%
2,084	General Dynamics Corp.	$475,590
2,224	Huntington Ingalls Industries, Inc.	460,412
		936,002

	Air Freight & Logistics — 4.5%
5,185	C.H. Robinson Worldwide, Inc.	515,233
2,723	United Parcel Service, Inc., Class B	528,235
		1,043,468

	Banks — 7.6%
7,017	Comerica, Inc.	304,678
3,626	Cullen/Frost Bankers, Inc.	381,963
7,124	East West Bancorp, Inc.	395,382
21,378	Regions Financial Corp.	396,776
9,422	Zions Bancorp N.A.	282,000
		1,760,799

	Building Products — 4.4%
8,201	A.O. Smith Corp.	567,099
7,825	Fortune Brands Innovations, Inc.	459,562
		1,026,661

	Capital Markets — 4.0%
5,196	Northern Trust Corp.	457,923
7,850	Stifel Financial Corp.	463,857
		921,780

	Chemicals — 3.7%
5,609	CF Industries Holdings, Inc.	406,596
3,784	FMC Corp.	462,140
		868,736

	Containers & Packaging — 2.2%
3,661	Packaging Corp. of America	508,257

	Distributors — 2.2%
2,999	Genuine Parts Co.	501,763

	Electronic Equipment, Instruments & Components — 2.2%
3,969	TE Connectivity Ltd.	520,534

	Food Products — 2.1%
4,979	Bunge Ltd.	475,594

	Ground Transportation — 6.0%
2,882	Landstar System, Inc.	516,627
1,912	Norfolk Southern Corp.	405,344
2,325	Union Pacific Corp.	467,930
		1,389,901

Shares	Description	Value
	Common Stocks (Continued)
	Hotels, Restaurants & Leisure — 2.3%
4,912	Texas Roadhouse, Inc.	$530,791

	Industrial REITs — 2.1%
9,355	First Industrial Realty Trust, Inc.	497,686

	Insurance — 9.3%
6,827	Aflac, Inc.	440,478
11,549	Fidelity National Financial, Inc.	403,407
6,463	Hartford Financial Services Group (The), Inc.	450,406
5,515	Principal Financial Group, Inc.	409,875
2,617	Travelers (The) Cos., Inc.	448,580
		2,152,746

	IT Services — 2.0%
7,731	Cognizant Technology Solutions Corp., Class A	471,050

	Machinery — 8.3%
3,538	AGCO Corp.	478,338
1,943	Caterpillar, Inc.	444,636
2,059	Cummins, Inc.	491,854
2,035	Snap-on, Inc.	502,421
		1,917,249

	Media — 2.1%
13,381	Interpublic Group of (The) Cos., Inc.	498,308

	Oil, Gas & Consumable Fuels — 11.1%
2,681	Chevron Corp.	437,432
3,982	ConocoPhillips	395,054
14,288	EQT Corp.	455,930
9,668	Ovintiv, Inc.	348,822
4,535	Phillips 66	459,758
3,398	Valero Energy Corp.	474,361
		2,571,357

	Pharmaceuticals — 2.0%
4,412	Merck & Co., Inc.	469,393

	Professional Services — 2.2%
6,197	Robert Half International, Inc.	499,292

	Semiconductors & Semiconductor Equipment — 11.5%
16,600	Intel Corp.	542,322
6,591	Microchip Technology, Inc.	552,194
3,947	QUALCOMM, Inc.	503,558
4,707	Skyworks Solutions, Inc.	555,332
2,804	Texas Instruments, Inc.	521,572
		2,674,978

First Trust Dividend Strength ETF (FTDS)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Specialty Retail — 2.1%
3,921	Williams-Sonoma, Inc.	$477,029

	Technology Hardware, Storage & Peripherals — 2.0%
7,409	NetApp, Inc.	473,065

	Total Common Stocks — 99.9%	23,186,439
	(Cost $23,708,842)

	Money Market Funds — 0.1%
37,430	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 4.65% (a)	37,430
	(Cost $37,430)

	Total Investments — 100.0%	23,223,869
	(Cost $23,746,272)
	Net Other Assets and Liabilities — (0.0)%	(11,243)
	Net Assets — 100.0%	$23,212,626

(a)	Rate shown reflects yield as of March 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$23,186,439	$23,186,439	$—	$—
Money Market Funds	37,430	37,430	—	—
Total Investments	$23,223,869	$23,223,869	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Dow 30 Equal Weight ETF (EDOW)

Portfolio of Investments
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 3.3%
26,139	Boeing (The) Co. (a)	$5,552,708

	Banks — 3.1%
39,717	JPMorgan Chase & Co.	5,175,522

	Beverages — 3.3%
89,650	Coca-Cola (The) Co.	5,560,990

	Biotechnology — 3.4%
23,294	Amgen, Inc.	5,631,324

	Capital Markets — 3.2%
16,199	Goldman Sachs Group (The), Inc.	5,298,855

	Chemicals — 3.2%
98,517	Dow, Inc.	5,400,702

	Communications Equipment — 3.4%
109,311	Cisco Systems, Inc.	5,714,233

	Consumer Finance — 3.2%
32,035	American Express Co.	5,284,173

	Consumer Staples Distribution & Retail — 6.7%
159,595	Walgreens Boots Alliance, Inc.	5,518,795
38,754	Walmart, Inc.	5,714,277
		11,233,072

	Diversified Telecommunication Services — 3.4%
144,714	Verizon Communications, Inc.	5,627,927

	Entertainment — 3.4%
56,729	Walt Disney (The) Co. (a)	5,680,275

	Financial Services — 3.3%
24,558	Visa, Inc., Class A	5,536,847

	Health Care Providers & Services — 3.3%
11,531	UnitedHealth Group, Inc.	5,449,435

	Hotels, Restaurants & Leisure — 3.4%
20,257	McDonald’s Corp.	5,664,060

	Household Products — 3.4%
38,692	Procter & Gamble (The) Co.	5,753,113

	Industrial Conglomerates — 6.4%
51,011	3M Co.	5,361,766
27,456	Honeywell International, Inc.	5,247,391
		10,609,157

	Insurance — 3.1%
30,214	Travelers (The) Cos., Inc.	5,178,982

	IT Services — 3.3%
42,313	International Business Machines Corp.	5,546,811

	Machinery — 3.2%
23,383	Caterpillar, Inc.	5,350,966

Shares	Description	Value
	Common Stocks (Continued)

	Oil, Gas & Consumable Fuels — 3.2%
33,244	Chevron Corp.	$5,424,091

	Pharmaceuticals — 6.4%
35,012	Johnson & Johnson	5,426,860
49,290	Merck & Co., Inc.	5,243,963
		10,670,823

	Semiconductors & Semiconductor Equipment — 3.8%
195,008	Intel Corp.	6,370,911

	Software — 7.4%
21,353	Microsoft Corp.	6,156,070
30,651	Salesforce, Inc. (a)	6,123,457
		12,279,527

	Specialty Retail — 3.3%
18,540	Home Depot (The), Inc.	5,471,525

	Technology Hardware, Storage & Peripherals — 3.5%
35,745	Apple, Inc.	5,894,350

	Textiles, Apparel & Luxury Goods — 3.3%
45,179	NIKE, Inc., Class B	5,540,753

	Total Investments — 99.9%	166,901,132
	(Cost $165,291,004)
	Net Other Assets and Liabilities — 0.1%	121,098
	Net Assets — 100.0%	$167,022,230

(a)	Non-income producing security.

First Trust Dow 30 Equal Weight ETF (EDOW)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$166,901,132	$166,901,132	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 0.9%
9,772	Boeing (The) Co. (a)	$2,075,866

	Air Freight & Logistics — 1.7%
17,247	FedEx Corp.	3,940,767

	Automobile Components — 0.3%
6,670	Aptiv PLC (a)	748,307

	Automobiles — 1.9%
189,685	Ford Motor Co.	2,390,031
39,083	General Motors Co.	1,433,564
73,293	Lucid Group, Inc. (a)	589,276
		4,412,871

	Banks — 1.7%
26,623	Citigroup, Inc.	1,248,352
23,786	Citizens Financial Group, Inc.	722,381
74,297	Regions Financial Corp.	1,378,952
14,312	Wells Fargo & Co.	534,983
		3,884,668

	Biotechnology — 4.9%
11,285	Alnylam Pharmaceuticals, Inc. (a)	2,260,611
22,841	BioMarin Pharmaceutical, Inc. (a)	2,221,059
7,221	Moderna, Inc. (a)	1,109,001
1,290	Regeneron Pharmaceuticals, Inc. (a)	1,059,954
22,418	Seagen, Inc. (a)	4,538,973
		11,189,598

	Broadline Retail — 0.6%
29,087	eBay, Inc.	1,290,590

	Capital Markets — 1.3%
31,950	Carlyle Group (The), Inc.	992,367
37,785	Franklin Resources, Inc.	1,017,928
11,441	State Street Corp.	865,969
		2,876,264

	Chemicals — 5.1%
12,383	Albemarle Corp.	2,737,138
16,128	Celanese Corp.	1,756,178
10,524	CF Industries Holdings, Inc.	762,885
23,254	Dow, Inc.	1,274,784
12,379	DuPont de Nemours, Inc.	888,441
7,780	Eastman Chemical Co.	656,165
14,648	LyondellBasell Industries N.V., Class A	1,375,301
22,493	Mosaic (The) Co.	1,031,979
9,364	Westlake Corp.	1,086,037
		11,568,908

	Consumer Finance — 1.9%
22,961	Capital One Financial Corp.	2,207,930
71,629	Synchrony Financial	2,082,971
		4,290,901

Shares	Description	Value
	Common Stocks (Continued)
	Consumer Staples Distribution & Retail — 1.9%
46,524	Albertsons Cos., Inc., Class A	$966,769
6,323	Dollar Tree, Inc. (a)	907,666
16,336	Kroger (The) Co.	806,508
45,448	Walgreens Boots Alliance, Inc.	1,571,592
		4,252,535

	Containers & Packaging — 1.6%
39,343	Ball Corp.	2,168,193
6,166	Crown Holdings, Inc.	509,990
26,367	International Paper Co.	950,794
		3,628,977

	Diversified Telecommunication Services — 0.5%
63,137	AT&T, Inc.	1,215,387

	Electrical Equipment — 0.3%
6,210	Generac Holdings, Inc. (a)	670,742

	Electronic Equipment, Instruments & Components — 0.8%
6,056	Zebra Technologies Corp., Class A (a)	1,925,808

	Energy Equipment & Services — 2.0%
61,894	Baker Hughes Co.	1,786,261
42,141	Halliburton Co.	1,333,341
28,835	Schlumberger Ltd.	1,415,799
		4,535,401

	Entertainment — 1.7%
15,672	Live Nation Entertainment, Inc. (a)	1,097,040
15,834	ROBLOX Corp., Class A (a)	712,213
141,807	Warner Bros Discovery, Inc. (a)	2,141,286
		3,950,539

	Financial Services — 0.9%
29,103	Block, Inc. (a)	1,997,921

	Food Products — 1.2%
10,765	Archer-Daniels-Midland Co.	857,540
20,062	Kraft Heinz (The) Co.	775,797
17,058	Tyson Foods, Inc., Class A	1,011,881
		2,645,218

	Ground Transportation — 0.8%
3,237	Old Dominion Freight Line, Inc.	1,103,299
22,828	Uber Technologies, Inc. (a)	723,648
		1,826,947

	Health Care Equipment & Supplies — 2.8%
10,545	Align Technology, Inc. (a)	3,523,506
6,761	Dexcom, Inc. (a)	785,493
4,057	IDEXX Laboratories, Inc. (a)	2,028,825
		6,337,824

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Providers & Services — 2.0%
4,356	AmerisourceBergen Corp.	$697,439
9,654	Centene Corp. (a)	610,229
2,836	Cigna Group (The)	724,683
9,037	CVS Health Corp.	671,540
13,011	Quest Diagnostics, Inc.	1,840,796
		4,544,687

	Health Care REITs — 0.8%
23,466	Healthpeak Properties, Inc.	515,548
30,113	Ventas, Inc.	1,305,399
		1,820,947

	Health Care Technology — 0.5%
5,999	Veeva Systems, Inc., Class A (a)	1,102,556

	Hotels, Restaurants & Leisure — 5.4%
171,279	Carnival Corp. (a)	1,738,482
47,959	DoorDash, Inc., Class A (a)	3,048,274
12,568	Expedia Group, Inc. (a)	1,219,473
46,499	Las Vegas Sands Corp. (a)	2,671,367
19,678	MGM Resorts International	874,097
41,199	Royal Caribbean Cruises Ltd. (a)	2,690,295
		12,241,988

	Household Durables — 2.2%
19,384	D.R. Horton, Inc.	1,893,623
29,219	Lennar Corp., Class A	3,071,209
		4,964,832

	Independent Power and Renewable Electricity Producers — 0.3%
32,680	AES (The) Corp.	786,934

	Industrial Conglomerates — 0.5%
10,647	General Electric Co.	1,017,853

	Insurance — 4.1%
12,016	Aflac, Inc.	775,272
4,644	Allstate (The) Corp.	514,602
34,841	American International Group, Inc.	1,754,593
13,177	Arch Capital Group Ltd. (a)	894,323
12,975	Hartford Financial Services Group (The), Inc.	904,228
19,342	Loews Corp.	1,122,223
13,394	MetLife, Inc.	776,048
15,619	Principal Financial Group, Inc.	1,160,804
9,507	Prudential Financial, Inc.	786,609
4,382	Travelers (The) Cos., Inc.	751,118
		9,439,820

	Interactive Media & Services — 2.3%
37,498	Match Group, Inc. (a)	1,439,548
7,194	Meta Platforms, Inc., Class A (a)	1,524,697

Shares	Description	Value
	Common Stocks (Continued)
	Interactive Media & Services (Continued)
211,438	Snap, Inc., Class A (a)	$2,370,220
		5,334,465

	IT Services — 10.2%
39,192	Cloudflare, Inc., Class A (a)	2,416,579
23,162	MongoDB, Inc. (a)	5,399,525
101,848	Okta, Inc. (a)	8,783,372
23,464	Snowflake, Inc., Class A (a)	3,620,261
44,769	Twilio, Inc., Class A (a)	2,982,958
		23,202,695

	Life Sciences Tools & Services — 3.1%
94,369	Avantor, Inc. (a)	1,994,961
7,934	Bio-Techne Corp.	588,623
4,121	Charles River Laboratories International, Inc. (a)	831,700
11,346	Illumina, Inc. (a)	2,638,512
2,761	West Pharmaceutical Services, Inc.	956,604
		7,010,400

	Machinery — 0.8%
22,098	Stanley Black & Decker, Inc.	1,780,657

	Media — 3.5%
4,064	Charter Communications, Inc., Class A (a)	1,453,327
18,234	Fox Corp., Class A	620,868
15,404	Liberty Broadband Corp., Class C (a)	1,258,507
178,682	Paramount Global, Class B	3,986,395
11,581	Trade Desk (The), Inc., Class A (a)	705,399
		8,024,496

	Metals & Mining — 2.0%
41,998	Freeport-McMoRan, Inc.	1,718,138
9,065	Nucor Corp.	1,400,271
13,256	Steel Dynamics, Inc.	1,498,723
		4,617,132

	Multi-Utilities — 0.3%
11,728	Public Service Enterprise Group, Inc.	732,414

	Oil, Gas & Consumable Fuels — 5.7%
37,756	APA Corp.	1,361,481
10,709	Cheniere Energy, Inc.	1,687,738
8,589	ConocoPhillips	852,115
35,727	Coterra Energy, Inc.	876,741
8,451	EOG Resources, Inc.	968,738
28,447	EQT Corp.	907,744
8,904	Hess Corp.	1,178,355
48,654	Marathon Oil Corp.	1,165,750
10,792	Phillips 66	1,094,093
3,902	Pioneer Natural Resources Co.	796,945

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
14,691	Targa Resources Corp.	$1,071,708
645	Texas Pacific Land Corp.	1,097,158
		13,058,566

	Passenger Airlines — 1.7%
21,261	Delta Air Lines, Inc. (a)	742,434
37,753	Southwest Airlines Co.	1,228,483
43,184	United Airlines Holdings, Inc. (a)	1,910,892
		3,881,809

	Pharmaceuticals — 0.9%
20,693	Catalent, Inc. (a)	1,359,737
72,346	Viatris, Inc.	695,969
		2,055,706

	Professional Services — 0.7%
5,712	Jacobs Solutions, Inc.	671,217
13,513	TransUnion	839,698
		1,510,915

	Semiconductors & Semiconductor Equipment — 4.0%
11,742	Advanced Micro Devices, Inc. (a)	1,150,834
11,930	Entegris, Inc.	978,379
66,926	Intel Corp.	2,186,472
25,046	Marvell Technology, Inc.	1,084,492
18,759	Micron Technology, Inc.	1,131,918
8,961	NVIDIA Corp.	2,489,097
		9,021,192

	Software — 9.8%
7,288	Adobe, Inc. (a)	2,808,577
19,296	BILL Holdings, Inc. (a)	1,565,677
3,544	Crowdstrike Holdings, Inc., Class A (a)	486,449
8,130	Datadog, Inc., Class A (a)	590,726
28,185	DocuSign, Inc. (a)	1,643,185
5,996	HubSpot, Inc. (a)	2,570,785
308,600	Palantir Technologies, Inc., Class A (a)	2,607,670
9,645	Palo Alto Networks, Inc. (a)	1,926,492
15,080	RingCentral, Inc., Class A (a)	462,504
1,694	ServiceNow, Inc. (a)	787,236
22,150	Splunk, Inc. (a)	2,123,742
31,743	Unity Software, Inc. (a)	1,029,743
36,129	Zoom Video Communications, Inc., Class A (a)	2,667,765
9,866	Zscaler, Inc. (a)	1,152,645
		22,423,196

	Specialty Retail — 0.4%
11,579	Best Buy Co., Inc.	906,288
5,329	Carvana Co. (a)	52,171
		958,459

Shares	Description	Value
	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 2.6%
125,147	Hewlett Packard Enterprise Co.	$1,993,592
33,772	HP, Inc.	991,208
11,352	Seagate Technology Holdings PLC	750,594
56,882	Western Digital Corp. (a)	2,142,745
		5,878,139

	Textiles, Apparel & Luxury Goods — 0.5%
46,370	VF Corp.	1,062,337

	Trading Companies & Distributors — 0.5%
3,032	United Rentals, Inc.	1,199,944

	Wireless Telecommunication Services — 0.4%
6,302	T-Mobile US, Inc. (a)	912,782

	Total Common Stocks — 100.0%	227,850,960
	(Cost $236,286,477)

	Money Market Funds — 0.0%
85,794	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 4.65% (b)	85,794
	(Cost $85,794)

	Total Investments — 100.0%	227,936,754
	(Cost $236,372,271)
	Net Other Assets and Liabilities — 0.0%	75,520
	Net Assets — 100.0%	$228,012,274

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2023.

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$227,850,960	$227,850,960	$—	$—
Money Market Funds	85,794	85,794	—	—
Total Investments	$227,936,754	$227,936,754	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Growth Strength ETF (FTGS)

Portfolio of Investments
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Air Freight & Logistics — 4.1%
402	Expeditors International of Washington, Inc.	$44,268
241	United Parcel Service, Inc., Class B	46,752
		91,020

	Automobiles — 3.0%
322	Tesla, Inc. (a)	66,802

	Biotechnology — 7.9%
287	AbbVie, Inc.	45,739
515	Incyte Corp. (a)	37,219
59	Regeneron Pharmaceuticals, Inc. (a)	48,478
138	Vertex Pharmaceuticals, Inc. (a)	43,480
		174,916

	Capital Markets — 3.1%
556	Charles Schwab (The) Corp.	29,123
191	LPL Financial Holdings, Inc.	38,659
		67,782

	Chemicals — 1.6%
496	CF Industries Holdings, Inc.	35,955

	Commercial Services & Supplies — 2.3%
676	Copart, Inc. (a)	50,842

	Financial Services — 1.9%
114	Mastercard, Inc., Class A	41,429

	Health Care Equipment & Supplies — 3.7%
380	Abbott Laboratories	38,479
538	Hologic, Inc. (a)	43,416
		81,895

	Health Care Providers & Services — 7.4%
89	Elevance Health, Inc.	40,923
86	Humana, Inc.	41,749
144	Molina Healthcare, Inc. (a)	38,519
88	UnitedHealth Group, Inc.	41,588
		162,779

	Household Durables — 2.0%
8	NVR, Inc. (a)	44,577

	Insurance — 1.7%
613	W.R. Berkley Corp.	38,165

	Interactive Media & Services — 5.0%
437	Alphabet, Inc., Class A (a)	45,330
308	Meta Platforms, Inc., Class A (a)	65,278
		110,608

	IT Services — 1.7%
124	EPAM Systems, Inc. (a)	37,076

Shares	Description	Value
	Common Stocks (Continued)
	Life Sciences Tools & Services — 3.7%
156	Danaher Corp.	$39,318
72	Thermo Fisher Scientific, Inc.	41,499
		80,817

	Metals & Mining — 4.0%
279	Nucor Corp.	43,097
397	Steel Dynamics, Inc.	44,885
		87,982

	Oil, Gas & Consumable Fuels — 10.4%
237	Chevron Corp.	38,669
352	ConocoPhillips	34,922
323	EOG Resources, Inc.	37,025
378	Exxon Mobil Corp.	41,451
1,537	Marathon Oil Corp.	36,827
300	Valero Energy Corp.	41,880
		230,774

	Pharmaceuticals — 5.5%
578	Bristol-Myers Squibb Co.	40,061
124	Eli Lilly & Co.	42,584
950	Pfizer, Inc.	38,760
		121,405

	Semiconductors & Semiconductor Equipment — 15.5%
392	Applied Materials, Inc.	48,149
193	Enphase Energy, Inc. (a)	40,584
103	KLA Corp.	41,115
91	Lam Research Corp.	48,241
240	NVIDIA Corp.	66,665
650	ON Semiconductor Corp. (a)	53,508
350	QUALCOMM, Inc.	44,653
		342,915

	Software — 11.4%
208	Autodesk, Inc. (a)	43,297
240	Cadence Design Systems, Inc. (a)	50,422
870	Fortinet, Inc. (a)	57,820
178	Microsoft Corp.	51,318
125	Synopsys, Inc. (a)	48,281
		251,138

	Specialized REITs — 1.8%
1,344	Weyerhaeuser Co.	40,495

	Technology Hardware, Storage & Peripherals — 2.3%
311	Apple, Inc.	51,284

First Trust Growth Strength ETF (FTGS)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Description	Value
Total Investments — 100.0%	$2,210,656
(Cost $2,185,311)
Net Other Assets and Liabilities — 0.0%	732
Net Assets — 100.0%	$2,211,388

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,210,656	$2,210,656	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Indxx Aerospace & Defense ETF (MISL)

Portfolio of Investments
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.8%
	Aerospace & Defense — 86.5%
2,768	AAR Corp. (a)	$150,994
6,464	Aerojet Rocketdyne Holdings, Inc. (a)	363,083
2,016	AeroVironment, Inc. (a)	184,787
6,737	Boeing (The) Co. (a)	1,431,141
3,072	Curtiss-Wright Corp.	541,471
961	Ducommun, Inc. (a)	52,576
5,825	General Dynamics Corp.	1,329,323
4,416	HEICO Corp.	755,313
6,752	Hexcel Corp.	460,824
17,761	Howmet Aerospace, Inc.	752,534
3,153	Huntington Ingalls Industries, Inc.	652,734
2,241	Kaman Corp.	51,229
10,112	Kratos Defense & Security Solutions, Inc. (a)	136,310
3,616	L3Harris Technologies, Inc.	709,604
3,121	Lockheed Martin Corp.	1,475,390
5,984	Maxar Technologies, Inc.	305,543
4,656	Mercury Systems, Inc. (a)	238,015
2,545	Moog, Inc., Class A	256,409
2,960	Northrop Grumman Corp.	1,366,691
8,304	Parsons Corp. (a)	371,521
14,353	Raytheon Technologies Corp.	1,405,589
37,984	Rocket Lab USA, Inc. (a)	153,455
8,448	Spirit AeroSystems Holdings, Inc., Class A	291,709
10,113	Textron, Inc.	714,281
1,057	TransDigm Group, Inc.	779,062
5,216	Triumph Group, Inc. (a)	60,453
22,032	Virgin Galactic Holdings, Inc. (a)	89,230
4,800	Woodward, Inc.	467,376
		15,546,647

	Diversified Telecommunication Services — 0.5%
16,049	AST SpaceMobile, Inc. (a)	81,529

	Professional Services — 12.8%
1,888	CACI International, Inc., Class A (a)	559,377
11,008	KBR, Inc.	605,990
7,313	Leidos Holdings, Inc.	673,235
4,384	Science Applications International Corp.	471,105
		2,309,707

	Total Investments — 99.8%	17,937,883
	(Cost $17,897,038)
	Net Other Assets and Liabilities — 0.2%	40,091
	Net Assets — 100.0%	$17,977,974

(a)	Non-income producing security.

First Trust Indxx Aerospace & Defense ETF (MISL)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$17,937,883	$17,937,883	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

Portfolio of Investments
March 31, 2023 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.6%
	Aerospace & Defense — 7.8%
82	General Dynamics Corp.	$18,713
98	L3Harris Technologies, Inc.	19,232
42	Lockheed Martin Corp.	19,855
288	Textron, Inc.	20,341
		78,141

	Building Products — 2.3%
239	Owens Corning	22,896

	Chemicals — 10.4%
239	CF Industries Holdings, Inc.	17,325
404	Dow, Inc.	22,147
245	LyondellBasell Industries N.V., Class A	23,003
464	Mosaic (The) Co.	21,288
385	Olin Corp.	21,368
		105,131

	Containers & Packaging — 2.2%
159	Packaging Corp. of America	22,074

	Ground Transportation — 5.7%
657	CSX Corp.	19,671
83	Norfolk Southern Corp.	17,596
98	Union Pacific Corp.	19,723
		56,990

	Health Care REITs — 2.0%
1,057	Healthcare Realty Trust, Inc.	20,432

	Hotel & Resort REITs — 2.1%
1,269	Host Hotels & Resorts, Inc.	20,926

	Machinery — 4.4%
70	Parker-Hannifin Corp.	23,528
204	Westinghouse Air Brake Technologies Corp.	20,616
		44,144

	Metals & Mining — 19.9%
448	Alcoa Corp.	19,067
1,264	Cleveland-Cliffs, Inc. (a)	23,169
422	Commercial Metals Co.	20,636
536	Freeport-McMoRan, Inc.	21,928
432	Newmont Corp.	21,176
155	Nucor Corp.	23,943
101	Reliance Steel & Aluminum Co.	25,931
208	Steel Dynamics, Inc.	23,516
813	United States Steel Corp.	21,219
		200,585

	Oil, Gas & Consumable Fuels — 30.9%
657	Antero Resources Corp. (a)	15,170
436	APA Corp.	15,722
149	Chord Energy Corp.	20,055
173	ConocoPhillips	17,163

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
829	Coterra Energy, Inc.	$20,344
331	Devon Energy Corp.	16,752
602	EQT Corp.	19,210
869	Magnolia Oil & Gas Corp., Class A	19,014
752	Marathon Oil Corp.	18,018
356	Matador Resources Co.	16,963
474	Murphy Oil Corp.	17,528
323	Occidental Petroleum Corp.	20,165
402	Ovintiv, Inc.	14,504
499	PBF Energy, Inc., Class A	21,637
321	PDC Energy, Inc.	20,602
814	Range Resources Corp.	21,547
585	SM Energy Co.	16,474
		310,868

	Residential REITs — 2.0%
96	Essex Property Trust, Inc.	20,077

	Retail REITs — 3.8%
962	Kimco Realty Corp.	18,788
173	Simon Property Group, Inc.	19,371
		38,159

	Specialized REITs — 6.1%
391	Gaming and Leisure Properties, Inc.	20,356
216	Lamar Advertising Co., Class A	21,576
657	Weyerhaeuser Co.	19,795
		61,727

	Total Investments — 99.6%	1,002,150
	(Cost $982,590)
	Net Other Assets and Liabilities — 0.4%	3,953
	Net Assets — 100.0%	$1,006,103

(a)	Non-income producing security.

First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,002,150	$1,002,150	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

March 31, 2023 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Nasdaq®, The Dividend StrengthTM Index and The Growth StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Dow Jones Industrial Average® Equal Weight Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

Lunt Capital Management, Inc. (“Lunt”) and the Lunt Capital Large Cap Factor Rotation Index, (“Lunt Index”) are trademarks of Lunt and have been licensed for use for certain purposes by First Trust. The First Trust Lunt U.S. Factor Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly, or the ability of the Lunt Index to track general stock performance.

Indxx and Indxx US Aerospace & Defense Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such products. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

"Bloomberg®" and Bloomberg Inflation Sensitive Equity Index ("Index") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Index (collectively, "Bloomberg"), and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Bloomberg.

FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)

Consolidated Portfolio of Investments
March 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 89.6%

$11,410,100	U.S. Treasury Bill (a)	(b)	05/30/23	$11,326,337
	(Cost $11,323,793)

	Total Investments — 89.6%			11,326,337
	(Cost $11,323,793)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 13.1%

CALL OPTIONS PURCHASED — 13.1%

712	SPDR® Gold Shares	$13,045,264	$161.28	05/31/23	1,658,561
	(Cost $1,005,888)

WRITTEN OPTIONS — (3.3)%

CALL OPTIONS WRITTEN — (3.3)%

(712)	SPDR® Gold Shares	(13,045,264)	182.28	05/31/23	(418,216)
	(Premiums received $98,953)

PUT OPTIONS WRITTEN — (0.0)%

(712)	SPDR® Gold Shares	(13,045,264)	144.31	05/31/23	(1,675)
	(Premiums received $101,964)
	Total Written Options				(419,891)
	(Premiums received $200,917)
	Net Other Assets and Liabilities — 0.6%				75,566
	Net Assets — 100.0%				$12,640,573

(a)	All or a portion of this security is segregated as collateral for the options written. At March 31, 2023, the segregated value of this security amounts to $1,340,465.
(b)	Zero coupon security.

FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)

Consolidated Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

ASSETS TABLE

	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$11,326,337	$—	$11,326,337	$—
Call Options Purchased	1,658,561	—	1,658,561	—
Total	$12,984,898	$—	$12,984,898	$—

LIABILITIES TABLE

	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(418,216)	$—	$(418,216)	$—
Put Options Written	(1,675)	—	(1,675)	—
Total	$(419,891)	$—	$(419,891)	$—

FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)

Consolidated Portfolio of Investments
March 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 127.6%

$56,934,400	U.S. Treasury Bill (a)	(b)	11/30/23	$55,245,931
	(Cost $55,195,870)

Shares	Description	Value
MONEY MARKET FUNDS — 1.5%

633,955	Dreyfus Government Cash Management Fund, Institutional Shares - 4.71% (c)	633,955
	(Cost $633,955)
	Total Investments — 129.1%	55,879,886
	(Cost $55,829,825)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.8%

CALL OPTIONS PURCHASED — 0.8%

2,346	SPDR® Gold Shares	$42,983,412	$244.50	11/30/23	344,862
	(Cost $385,463)

WRITTEN OPTIONS — (30.7)%

CALL OPTIONS WRITTEN — (0.6)%

(814)	SPDR® Gold Shares	(14,914,108)	183.22	04/28/23	(275,946)
	(Premiums received $274,886)

PUT OPTIONS WRITTEN — (30.1)%

(2,346)	SPDR® Gold Shares	(42,983,412)	244.50	11/30/23	(13,017,954)
	(Premiums received $16,288,869)
	Total Written Options				(13,293,900)
	(Premiums received $16,563,755)
	Net Other Assets and Liabilities — 0.8%				345,611
	Net Assets — 100.0%				$43,276,459

(a)	All or a portion of this security is segregated as collateral for the options written. At March 31, 2023, the segregated value of this security amounts to $22,980,057.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of March 31, 2023.

FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)

Consolidated Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

ASSETS TABLE

	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$55,245,931	$—	$55,245,931	$—
Money Market Funds	633,955	633,955	—	—
Total Investments	55,879,886	633,955	55,245,931	—
Call Options Purchased	344,862	—	344,862	—
Total	$56,224,748	$633,955	$55,590,793	$—

LIABILITIES TABLE

	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(275,946)	$—	$(275,946)	$—
Put Options Written	(13,017,954)	—	(13,017,954)	—
Total	$(13,293,900)	$—	$(13,293,900)	$—